UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22653

SYMETRA MUTUAL FUNDS TRUST
(Exact name of registrant as specified in charter)

777 108th Ave. NE, Suite 1200, Bellevue, WA 98004
(Address of principal executive offices) (Zip code)

Daniel R. Guilbert
777 108th Ave. NE. Bellevue, WA 98004
(Name and address of agent for service)

(800) 796-3872
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Quarterly Report (Unaudited)
September 30, 2012

Symetra DoubleLine® Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund
Symetra Yacktman Focused Fund
Symetra DFA U.S. Core Equity Fund
Symetra DFA International Core Equity Fund
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)

SIM-1019	11/12

Table of Contents

Schedule of Investments
Symetra DoubleLine® Total Return Fund	2
Symetra DoubleLine® Emerging Markets Income Fund	4
Symetra Yacktman Focused Fund	8
Symetra DFA U.S. CORE Equity Fund	11
Symetra DFA International CORE Equity Fund	28
Symetra Pension Reserve Fund – 2016 (b 1942-1947)	43
Symetra Pension Reserve Fund – 2020 (b 1942-1947)	44
Symetra Pension Reserve Fund – 2024 (b 1942-1947)	45
Symetra Pension Reserve Fund – 2016 (b 1948-1952)	46
Symetra Pension Reserve Fund – 2020 (b 1948-1952)	47
Symetra Pension Reserve Fund – 2024 (b 1948-1952)	48
Symetra Pension Reserve Fund – 2028 (b 1948-1952)	49
Symetra Pension Reserve Fund – 2016 (b 1953-1957)	50
Symetra Pension Reserve Fund – 2020 (b 1953-1957)	51
Symetra Pension Reserve Fund – 2024 (b 1953-1957)	52
Symetra Pension Reserve Fund – 2028 (b 1953-1957)	53
Symetra Pension Reserve Fund – 2020 (b 1958-1962)	54
Symetra Pension Reserve Fund – 2024 (b 1958-1962)	55
Symetra Pension Reserve Fund – 2028 (b 1958-1962)	56
Notes to Quarterly Report	57

Item 1. Schedule of Investments.

Symetra DoubleLine® Total Return Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
AGENCY MORTGAGE BACKED SECURITIES - 52.5%
Federal National Mortgage Association,
Series 2005-88 ZC, 5.000%, 10/25/2035	$354,509	$404,595
Series 2009-41 ZA, 4.500%, 06/25/2039	580,754	626,737
Series 2009-98 DZ, 4.500%, 12/25/2039	567,857	618,823
Series 2010-132 B, 4.500%, 11/25/2040	553,000	607,102
Series 2012-72 QZ, 3.500%, 07/25/2042	313,986	322,221
		2,579,478
Federal National Mortgage Association Pass-Thru,
Pool AB5459 4.000%, 06/01/2042	481,021	508,390
Pool AK9438 4.000%, 03/01/2042	464,887	491,337
Pool AK9439 4.000%, 03/01/2042	456,712	482,698
Pool MA0919 3.500%, 12/01/2031	441,293	475,375
Pool MA1039 3.500%, 04/01/2042	443,121	465,020
Pool MA1068 3.500%, 05/01/2042	351,737	369,120
Pool MA1117 3.500%, 07/01/2042	251,509	263,939
		3,055,879
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $5,524,933)		5,635,357

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 41.8%
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1 A32, 2.865%, 02/25/2034 (a)	308,998	308,599
Countrywide Alternative Loan Trust,
Series 2005-J8 1A5, 5.500%, 07/25/2035	440,583	415,472
Series 2005-J13 2A4, 5.500%, 11/25/2035	500,000	426,064
Countrywide Home Loans,
Series 2005-HYB8 4A1, 4.779%, 12/20/2035 (a)	426,245	318,034
Homebanc Mortgage Trust,
Series 2005-3 A1, 0.456%, 07/25/2035 (a)	509,146	427,494
JP Morgan Mortgage Trust,
Series 2007-S3 1A96, 6.000%, 08/25/2037	98,437	88,829
MLCC Mortgage Investors, Inc.,
Series 2006-3 1A, 2.692%, 10/25/2036 (a)	448,786	421,097
Residential Accredit Loans, Inc.,
Series 2006-QS13, 6.000%, 09/25/2036	356,633	257,920
Series 2007-QS7, 6.750%, 06/25/2037	505,132	312,814
Series 2007-QS11, 7.000%, 10/25/2037	519,889	388,347
Residential Funding Mortgage Securities Trust,
Series 2007-S9 1A1, 6.000%, 10/25/2037	323,881	276,753
Wachovia Mortgage Loan Trust, LLC.
Series 2005-A 2A1, 2.628%, 09/20/2035 (a)	431,336	388,712
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1, 6.000%, 06/25/2037	511,249	459,242
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS		4,489,377
(Cost $4,123,268)

Symetra DoubleLine® Total Return Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
SHORT TERM INVESTMENTS - 5.6%
Fidelity Institutional Government Portfolio, 0.010% (b)	601,291	601,291
TOTAL SHORT TERM INVESTMENTS (Cost $601,291)		601,291

Total Investments (Cost $10,249,492) - 99.9%		$10,726,025
Other Assets in Excess of Liabilities - 0.1%		6,869
NET ASSETS - 100.0%		$10,732,894

Footnotes:
(a) Variable rate security. Rate disclosed as of September 30, 2012.
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$10,249,492
Gross unrealized appreciation		476,533
Gross unrealized depreciation		-
Net unrealized appreciation		$476,533

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
FOREIGN CORPORATE BONDS - 84.2%
Argentina - 1.2%
WPE International Cooperatief U.A.
10.375%, 09/30/2020	$150,000	$129,000

Brazil - 14.4%
CCL Finance, Ltd.
9.500%, 08/15/2014	200,000	225,750
Embraer Overseas, Ltd.
6.375%, 01/24/2017	150,000	171,000
6.375%, 01/15/2020	100,000	115,500
Itau Unibanco Holding S.A.
5.650%, 03/19/2022	300,000	315,000
Minerva Luxembourg S.A.
12.250%, 02/10/2022	200,000	231,740
NET Servicos de Comunicacao S.A.
7.500%, 01/27/2020	200,000	233,250
Petrobras International Finance Co.
3.875%, 01/27/2016	200,000	212,562
		1,504,802
Chile - 7.1%
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/2022	200,000	209,844
Corp Nacional del Cobre de Chile
4.750%, 10/15/2014	300,000	320,451
Inversiones CMPC S.A.
4.750%, 01/19/2018	200,000	215,153
		745,448
China - 2.0%
CNPC General Capital, Ltd.
3.950%, 04/19/2022	200,000	213,745

Colombia - 2.3%
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021	200,000	236,000

Costa Rica - 2.1%
Instituto Costarricense de Electricidad
6.950%, 11/10/2021	200,000	223,000

Dominican Republic - 1.0%
EGE Haina Finance Co.
9.500%, 04/26/2017	100,000	105,500

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Principal Amount	Market Value
India - 2.5%
Reliance Holdings USA, Inc.
5.400%, 02/14/2022	$250,000	$266,788

Kazakhstan - 2.5%
Tengizchevroil Finance Corp.
6.124%, 11/15/2014	250,409	263,555

Malaysia - 7.0%
Penerbangan BHD
5.625%, 03/15/2016	550,000	623,171
Prime Holdings Labuan, Ltd.
5.375%, 09/22/2014	100,000	105,891
		729,062
Mexico - 8.0%
Empresa ICA S.A.B. de C.V.
8.900%, 02/04/2021	85,000	89,675
Grupo KUO S.A.B. de C.V.
9.750%, 10/17/2017	200,000	214,000
Petroleos Mexicanos
6.625%, 12/28/2015	300,000	317,250
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	200,000	221,694
		842,619
Panama - 2.0%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 04/04/2017	200,000	208,000

Peru - 1.8%
Banco de Credito del Peru
4.750%, 03/16/2016	20,000	21,200
Corporacion Pesquera Inca S.A.C.
9.000%, 02/10/2017	150,000	162,750
		183,950
Qatar - 2.2%
Ras Laffan Liquefied Natural Gas Co.
5.298%, 09/30/2020	199,375	225,294

Russia - 12.7%
AK Transneft OJSC
5.670%, 03/05/2014	200,000	212,600
Alfa MTN, Ltd.
9.250%, 06/24/2013	200,000	209,500
Gazprom OAO
8.125%, 07/31/2014	200,000	221,102
Gazprombank OJSC
7.933%, 06/28/2013	300,000	314,250
Russian Agricultural Bank OJSC
7.125%, 01/14/2014	150,000	159,090
VTB Bank OJSC
6.875%, 05/29/2018	200,000	215,760
		1,332,302

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Principal Amount	Market Value
Singapore - 5.0%
DBS Bank Ltd.
5.000%, 11/15/2019	$200,000	$212,271
Oversea-Chinese Banking Corp., Ltd.
4.250%, 11/18/2019	200,000	208,441
United Overseas Bank, Ltd.
5.375%, 09/03/2019	100,000	106,194
		526,906
South Africa - 4.0%
Anglogold Ashanti Holdings PLC
5.125%, 08/01/2022	200,000	204,057
Transnet SOC, Ltd.
4.500%, 02/10/2016	200,000	212,603
		416,660
Thailand - 2.0%
PTTEP Australia International Finance, Ltd.
4.152%, 07/19/2015	200,000	211,747

United Arab Emirates - 4.4%
Abu Dhabi National Energy Co.
5.875%, 12/13/2021	200,000	232,250
Dolphin Energy, Ltd.
5.500%, 12/15/2021	200,000	231,800
		464,050

TOTAL FOREIGN CORPORATE BONDS (Cost $8,560,458)		8,828,428

FOREIGN GOVERNMENT BONDS - 13.2%
Colombia - 1.2%
Colombia Government International Bond
8.700%, 02/15/2016	100,000	121,650

Costa Rica - 3.0%
Costa Rica Government International Bond
6.548%, 03/20/2014	300,000	316,500

Mexico - 1.6%
Mexico Government International Bond
6.625%, 03/03/2015	150,000	170,100

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Principal Amount	Market Value
Qatar - 4.3%
State of Qatar
4.500%, 01/20/2022	400,000	454,000

South Korea - 3.1%
Korea Development Bank (The)
5.750%, 09/10/2013	100,000	104,559
Republic of Korea
5.750%, 04/16/2014	200,000	214,886
		319,445
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,347,208)		1,381,695
	Shares
SHORT TERM INVESTMENTS - 0.5%
Fidelity Institutional Government Portfolio
0.010% (a)	53,458	53,458

TOTAL SHORT TERM INVESTMENTS (Cost $53,458)		53,458

Total Investments (Cost $9,961,124) - 97.9%		$10,263,581
Other Assets in Excess of Liabilities - 2.1%		224,827
NET ASSETS - 100.0%		$10,488,408

Footnotes:
(a) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of Investments		$9,961,124
Gross Unrealized Appreciation		302,974
Gross Unrealized Depreciation		(517)
Net Unrealized Appreciation		$302,457

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Yacktman Focused Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 85.4%
Beverages - 11.3%
Coca-Cola Co. (The)	3,600	$136,548
PepsiCo, Inc.	7,800	552,006
		688,554
Capital Markets - 2.0%
Bank of New York Mellon Corp. (The)	2,100	47,502
Goldman Sachs Group, Inc. (The)	200	22,736
Northern Trust Corp.	500	23,207
State Street Corp.	700	29,372
		122,817
Commercial Banks - 2.0%
U.S. Bancorp	3,650	125,195

Communications Equipment - 7.6%
Cisco Systems, Inc.	18,000	343,620
Corning, Inc.	4,600	60,490
Research In Motion, Ltd. (a)	7,500	56,250
		460,360
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	3,000	51,180

Diversified Consumer Services - 1.2%
Apollo Group, Inc., Class A (a)	2,500	72,625

Food & Staples Retailing - 6.3%
Sysco Corp.	9,950	311,137
Wal-Mart Stores, Inc.	950	70,110
		381,247
Health Care Equipment & Supplies - 8.0%
Becton, Dickinson & Co.	750	58,920
C.R. Bard, Inc.	2,800	293,020
Covidien PLC	700	41,594
Stryker Corp.	1,700	94,622
		488,156
Health Care Providers & Services - 0.8%
Patterson Cos., Inc.	650	22,256
Wellpoint, Inc.	500	29,005
		51,261
Household Products - 16.2%
Clorox Co. (The)	2,800	201,740
Colgate-Palmolive Co.	150	16,083
Procter & Gamble Co. (The)	11,100	769,896
		987,719

Symetra Yacktman Focused Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Media - 15.2%
Comcast Corp., Class A	2,100	73,080
Liberty Interactive Corp., Class A (a)	700	12,950
Liberty Ventures Class A (a)	35	1,737
News Corp., Class A	28,000	686,840
Viacom, Inc., Class B	2,800	150,052
		924,659
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	1,850	105,783
Exxon Mobil Corp.	500	45,725
		151,508
Personal Products - 1.4%
Avon Products, Inc.	5,500	87,725

Pharmaceuticals - 5.0%
Johnson & Johnson	2,550	175,721
Pfizer, Inc.	5,100	126,735
		302,456
Software - 5.1%
Microsoft Corp.	10,400	309,712

TOTAL COMMON STOCKS (Cost $4,775,936)		5,205,174

RIGHTS - 0.0%
Media - 0.0%
Liberty Ventures (a)	12	158

TOTAL RIGHTS (Cost $0)		158

	Principal Amount
SHORT TERM INVESTMENTS - 14.8%
Money Market Funds - 10.5%
JPMorgan Liquid Assets Money Market Fund	$40,727	40,727
JPMorgan Prime Money Market Fund	596,991	596,991
		637,718
U.S. Treasury Bill - 4.3%
0.0%, 11/29/2012	263,000	262,974
TOTAL SHORT TERM INVESTMENTS (Cost $900,688)		900,692

Total Investments (Cost $5,676,624) - 100.2%		$6,106,024
Liabilities in Excess of Other Assets - (0.2)%		(13,319)
NET ASSETS - 100.0%		$6,092,705

Footnotes:
(a) Non-Income Producing

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Symetra Yacktman Focused Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of Investments	$5,676,624
Gross unrealized appreciation	464,583
Gross unrealized depreciation	(35,183)
Net unrealized appreciation	$429,400

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 79.4%
Consumer Discretionary - 10.0%
Abercrombie & Fitch Co.	400	$13,568
Advance Auto Parts, Inc.	200	13,688
Amazon.com, Inc. (a)	500	127,160
AMC Networks, Inc. Class A (a)	200	8,704
American Eagle Outfitters, Inc.	400	8,432
Apollo Group, Inc. Class A (a)	200	5,810
Ascena Retail Group, Inc. (a)	100	2,145
Autoliv, Inc.	400	24,788
AutoNation, Inc. (a)	200	8,734
Bed Bath & Beyond, Inc. (a)	300	18,900
Best Buy Co., Inc.	300	5,157
Big Lots, Inc. (a)	300	8,874
BorgWarner, Inc. (a)	200	13,822
Cablevision Systems Corp. Class A	1,000	15,850
CarMax, Inc. (a)	600	16,980
Carnival Corp.	800	29,152
CBS Corp. Class A	800	29,064
Chico’s FAS, Inc.	600	10,866
Choice Hotels International, Inc.	200	6,398
Cinemark Holdings, Inc.	500	11,215
Coach, Inc.	400	22,408
Comcast Corp. Class A	3,400	121,618
Comcast Corp. Special Class A	1,200	41,760
Dana Holding Corp.	500	6,150
Darden Restaurants, Inc.	100	5,575
Deckers Outdoor Corp. (a)	200	7,328
DeVry, Inc.	400	9,104
DIRECTV Class A (a)	900	47,214
Discovery Communications, Inc. Class A (a)	200	11,926
Discovery Communications, Inc. Class C (a)	200	11,208
DISH Network Corp. Class A	300	9,183
Dollar General Corp. (a)	300	15,462
Dollar Tree, Inc. (a)	400	19,310
DR Horton, Inc.	900	18,576
Expedia, Inc.	200	11,568
Family Dollar Stores, Inc.	200	13,260
Foot Locker, Inc.	400	14,200
Ford Motor Co.	3,778	37,251
Fossil, Inc. (a)	200	16,940
GameStop Corp. Class A	300	6,300
Gannett Co, Inc.	1,200	21,300
Gap, Inc. (The)	400	14,312
Garmin, Ltd.	500	20,870
General Motors Co. (a)	900	20,475

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Consumer Discretionary - 10.0% (continued)
Gentex Corp.	600	$10,206
Genuine Parts Co.	300	18,309
GNC Holdings, Inc.	200	7,794
Goodyear Tire & Rubber Co. (The) (a)	700	8,533
Guess?, Inc.	400	10,168
H&R Block, Inc.	600	10,398
Hanesbrands, Inc. (a)	400	12,752
Harley-Davidson, Inc.	400	16,948
Harman International Industries, Inc.	300	13,848
Hasbro, Inc.	300	11,451
Home Depot, Inc. (The)	2,100	126,777
Hyatt Hotels Corp. Class A (a)	200	8,030
International Game Technology	600	7,854
Interpublic Group of Cos., Inc. (The)	1,200	13,344
JC Penney Co., Inc.	900	21,861
John Wiley & Sons, Inc. Class A	200	9,190
Johnson Controls, Inc.	900	24,660
Kohl’s Corp.	200	10,244
Lamar Advertising Co. Class A (a)	300	11,118
Las Vegas Sands Corp.	600	27,822
Lear Corp.	400	15,116
Leggett & Platt, Inc.	400	10,020
Lennar Corp. Class A	400	13,908
Liberty Global, Inc. Class A (a)	200	12,150
Liberty Global, Inc. Class C (a)	200	11,284
Liberty Interactive Corp. Class A (a)	2,200	40,700
Liberty Media Corp - Liberty Capital Class A (a)	400	41,668
Liberty Ventures Class A (a)	110	5,460
LKQ Corp. (a)	600	11,100
Lowe’s Cos., Inc.	1,600	48,384
Ltd Brands, Inc.	300	14,778
Lululemon Athletica, Inc. (a)(b)	200	14,788
Macy’s, Inc.	300	11,286
Madison Square Garden Co. Class A (The) (a)	200	8,054
Marriott International, Inc. Class A	400	15,640
Mattel, Inc.	600	21,288
McDonald’s Corp.	1,400	128,450
McGraw-Hill Cos., Inc. (The)	400	21,836
MGM Resorts International (a)	1,900	20,425
Mohawk Industries, Inc. (a)	300	24,006
Morningstar, Inc.	200	12,528
Netflix, Inc. (a)	200	10,888
Newell Rubbermaid, Inc.	600	11,454
News Corp. Class A	500	12,265
News Corp. Class B	100	2,480
NIKE, Inc. Class B	500	47,455
Nordstrom, Inc.	400	22,072
O Reilly Automotive, Inc. (a)	200	16,724
Omnicom Group, Inc.	400	20,624
Penn National Gaming, Inc. (a)	400	17,240

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Consumer Discretionary - 10.0% (continued)
PetSmart, Inc.	200	$13,796
Polaris Industries, Inc.	200	16,174
PulteGroup, Inc. (a)	1,600	24,800
Ross Stores, Inc.	300	19,380
Royal Caribbean Cruises, Ltd.	900	27,189
Scripps Networks Interactive, Inc. Class A	200	12,246
Sears Holdings Corp. (a)	300	16,647
Signet Jewelers, Ltd. (b)	300	14,628
Sotheby’s	300	9,450
Staples, Inc.	2,700	31,104
Starbucks Corp.	1,000	50,750
Starwood Hotels & Resorts Worldwide, Inc.	400	23,184
Target Corp.	300	19,041
Tesla Motors, Inc. (a)	300	8,784
Tiffany & Co.	200	12,376
Time Warner Cable, Inc.	600	57,036
Time Warner, Inc.	1,900	86,127
TJX Cos., Inc.	1,000	44,790
Toll Brothers, Inc. (a)	700	23,261
TripAdvisor, Inc. (a)	200	6,586
TRW Automotive Holdings Corp. (a)	500	21,855
Urban Outfitters, Inc. (a)	300	11,268
VF Corp.	200	31,872
Viacom, Inc. Class B	700	37,513
Virgin Media, Inc. (b)	500	14,720
Visteon Corp. (a)	300	13,338
Walt Disney Co. (The)	136	7,110
Weight Watchers International, Inc.	200	10,560
Wendy’s Co. (The)	1,400	6,370
Whirlpool Corp.	300	24,873
Williams-Sonoma, Inc.	400	17,588
Wolverine World Wide, Inc.	200	8,874
Wynn Resorts, Ltd.	200	23,088
Yum! Brands, Inc.	600	39,804
		2,734,165
Consumer Staples - 6.9%
Altria Group, Inc.	1,300	43,407
Archer-Daniels-Midland Co.	1,300	35,334
Brown-Forman Corp. Class B	300	19,575
Bunge, Ltd.	600	40,230
Campbell Soup Co.	600	20,892
Church & Dwight Co., Inc.	300	16,197
Clorox Co. (The)	300	21,615
Coca-Cola Co. (The)	3,154	119,631
Coca-Cola Enterprises, Inc.	800	25,016
Colgate-Palmolive Co.	700	75,054
ConAgra Foods, Inc.	1,033	28,501
Costco Wholesale Corp.	600	60,075
CVS Caremark Corp.	1,400	67,788
Dr. Pepper Snapple Group, Inc.	200	8,906

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Consumer Staples - 6.9% (continued)
Energizer Holdings, Inc. (a)	200	$14,922
Estee Lauder Cos., Inc. (The)	300	18,471
Flowers Foods, Inc.	500	10,090
General Mills, Inc.	900	35,865
Green Mountain Coffee Roasters, Inc. (a)	600	14,250
Herbalife, Ltd.	200	9,480
Hershey Co. (The)	200	14,178
Hillshire Brands Co.	160	4,285
HJ Heinz Co.	400	22,380
Hormel Foods Corp.	400	11,696
Ingredion, Inc.	300	16,548
JM Smucker Co. (The)	400	34,532
Kellogg Co.	300	15,498
Kimberly-Clark Corp.	500	42,890
Kraft Foods, Inc. Class A	3,200	132,320
Kroger Co. (The)	700	16,478
Lorillard, Inc.	200	23,290
McCormick & Co., Inc.	200	12,408
Mead Johnson Nutrition Co.	300	21,984
Molson Coors Brewing Co. Class B	600	27,030
PepsiCo, Inc.	2,100	148,617
Philip Morris International, Inc.	1,500	134,910
Procter & Gamble Co. (The)	2,200	152,592
Ralcorp Holdings, Inc. (a)	300	21,900
Reynolds American, Inc.	500	21,670
Safeway, Inc.	1,000	16,090
Smithfield Foods, Inc. (a)	600	11,790
Sysco Corp.	800	25,016
Tyson Foods, Inc. Class A	207	3,316
Walgreen Co.	1,700	61,948
Wal-Mart Stores, Inc.	2,500	184,500
Whole Foods Market, Inc.	200	19,480
		1,882,645
Energy - 10.9%
Alpha Natural Resources, Inc. (a)	1,200	7,884
Anadarko Petroleum Corp.	1,000	69,920
Apache Corp.	800	69,176
Atwood Oceanics, Inc. (a)	300	13,635
Baker Hughes, Inc.	900	40,707
Berry Petroleum Co. Class A	200	8,126
Cabot Oil & Gas Corp.	600	26,940
Cameron International Corp. (a)	700	39,249
Cheniere Energy, Inc. (a)	700	10,885
Chevron Corp.	3,800	442,928
Cimarex Energy Co.	300	17,565
Cobalt International Energy, Inc. (a)	500	11,135
Concho Resources, Inc. (a)	300	28,425
ConocoPhillips	2,400	137,232
CONSOL Energy, Inc.	600	18,030
Denbury Resources, Inc. (a)	1,500	24,240

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Energy - 10.9% (continued)
Devon Energy Corp.	800	$48,400
Diamond Offshore Drilling, Inc.	400	26,324
Dresser-Rand Group, Inc. (a)	300	16,533
Dril-Quip, Inc. (a)	200	14,376
Energen Corp.	300	15,723
Energy XXI Bermuda, Ltd.	300	10,485
EOG Resources, Inc.	500	56,025
EQT Corp.	300	17,700
EXCO Resources, Inc.	1,000	8,010
Exxon Mobil Corp.	6,400	585,280
FMC Technologies, Inc. (a)	500	23,150
Halliburton Co.	1,300	43,797
Helmerich & Payne, Inc.	400	19,044
Hess Corp.	600	32,232
HollyFrontier Corp.	135	5,571
Kinder Morgan, Inc.	1,000	35,520
Kodiak Oil & Gas Corp. (a)	1,100	10,296
Marathon Oil Corp.	1,400	41,398
McDermott International, Inc. (a)	1,200	14,664
McMoRan Exploration Co. (a)	100	1,175
Murphy Oil Corp.	800	42,952
Nabors Industries, Ltd. (a)	1,100	15,433
National Oilwell Varco, Inc.	800	64,088
Newfield Exploration Co. (a)	500	15,660
Noble Corp.	1,000	35,780
Noble Energy, Inc.	300	27,813
Oasis Petroleum, Inc. (a)	400	11,788
Occidental Petroleum Corp.	1,600	137,696
Oceaneering International, Inc.	200	11,050
Oil States International, Inc. (a)	300	23,838
Patterson-UTI Energy, Inc.	800	12,672
Peabody Energy Corp.	1,100	24,519
Pioneer Natural Resources Co.	200	20,880
Plains Exploration & Production Co. (a)	112	4,197
QEP Resources, Inc.	700	22,162
Range Resources Corp.	300	20,961
Rosetta Resources, Inc. (a)	200	9,580
Rowan Cos. PLC (a)	500	16,885
RPC, Inc.	381	4,530
SandRidge Energy, Inc. (a)	2,200	15,334
Schlumberger, Ltd.	1,800	130,194
SM Energy Co.	300	16,233
Southwestern Energy Co. (a)	1,400	48,692
Spectra Energy Corp.	900	26,424
Superior Energy Services, Inc. (a)	700	14,364
Teekay Corp. (b)	300	9,360
Tesoro Corp. (a)	700	29,330
Tidewater, Inc.	300	14,559
Transocean, Ltd.	700	31,423
Ultra Petroleum Corp. (a)	800	17,584

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Energy - 10.9% (continued)
Unit Corp. (a)	300	$12,450
Valero Energy Corp.	187	5,924
Weatherford International, Ltd. (a)	3,000	38,040
Whiting Petroleum Corp. (a)	500	23,690
Williams Cos., Inc. (The)	800	27,976
World Fuel Services Corp.	300	10,683
		2,986,524
Financials - 11.2%
ACE, Ltd.	700	52,920
Aflac, Inc.	200	9,576
Allied World Assurance Co. Holdings AG	200	15,450
Allstate Corp. (The)	600	23,766
Alterra Capital Holdings, Ltd.	500	11,970
American Express Co.	1,400	79,604
American Financial Group, Inc.	100	3,790
American International Group, Inc. (a)	1,100	36,069
Ameriprise Financial, Inc.	45	2,551
Arch Capital Group, Ltd. (a)	105	4,376
Arthur J Gallagher & Co.	200	7,164
Aspen Insurance Holdings, Ltd.	300	9,147
Associated Banc-Corp.	800	10,536
Assurant, Inc.	500	18,650
Assured Guaranty, Ltd.	1,000	13,620
Axis Capital Holdings, Ltd.	500	17,460
Bank of America Corp.	21,400	188,962
Bank of Hawaii Corp.	200	9,124
Bank of New York Mellon Corp. (The)	2,400	54,288
BankUnited, Inc.	400	9,844
BB&T Corp.	1,100	36,476
BlackRock, Inc.	200	35,660
BOK Financial Corp.	200	11,820
Brown & Brown, Inc.	600	15,642
Capital One Financial Corp.	1,000	57,010
CBRE Group, Inc. Class A (a)	600	11,046
Charles Schwab Corp. (The)	1,500	19,185
Chubb Corp. (The)	500	38,140
Cincinnati Financial Corp.	112	4,244
CIT Group, Inc. (a)	800	31,512
Citigroup, Inc.	5,800	189,776
City National Corp.	300	15,453
Comerica, Inc.	800	24,840
Commerce Bancshares Inc.	500	20,165
Cullen/Frost Bankers, Inc.	300	17,229
Discover Financial Services	400	15,892
E*TRADE Financial Corp. (a)	1,500	13,215
East West Bancorp, Inc.	800	16,896
Eaton Vance Corp.	165	4,778
Erie Indemnity Co. Class A	200	12,854
Federated Investors, Inc. Class B	500	10,345
Fidelity National Financial, Inc. Class A	500	10,695

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Financials - 11.2% (continued)
Fifth Third Bancorp	1,800	$27,918
First Horizon National Corp.	1,300	12,519
First Niagara Financial Group, Inc.	1,900	15,371
FirstMerit Corp.	100	1,473
Forest City Enterprises, Inc. Class A (a)	800	12,680
Franklin Resources, Inc.	200	25,014
Genworth Financial, Inc. (a)	2,600	13,598
Goldman Sachs Group, Inc. (The)	900	102,312
Hancock Holding Co.	132	4,085
Hanover Insurance Group, Inc. (The)	200	7,452
Hartford Financial Services Group, Inc.	1,700	33,048
HCC Insurance Holdings, Inc.	328	11,116
Hudson City Bancorp, Inc.	2,400	19,104
Huntington Bancshares, Inc.	3,400	23,460
IntercontinentalExchange, Inc. (a)	200	26,682
Invesco, Ltd.	1,600	39,984
Jefferies Group, Inc.	1,100	15,059
Jones Lang LaSalle, Inc.	200	15,270
JP Morgan Chase & Co.	1,500	60,720
KeyCorp	3,236	28,283
Lazard, Ltd. Class A	500	14,615
Legg Mason, Inc.	700	17,276
Leucadia National Corp.	1,000	22,750
Lincoln National Corp.	1,200	29,028
Loews Corp.	600	24,756
LPL Financial Holdings, Inc.	126	3,596
M&T Bank Corp.	100	9,516
Marsh & Mclennan Cos., Inc.	700	23,751
MetLife, Inc.	2,100	72,366
Moody’s Corp.	400	17,668
Morgan Stanley	3,000	50,220
MSCI, Inc. (a)	300	10,737
NASDAQ OMX Group, Inc. (The)	700	16,307
New York Community Bancorp, Inc.	1,700	24,072
Northern Trust Corp.	1,000	46,415
NYSE Euronext	1,000	24,650
Old Republic International Corp.	1,000	9,300
PartnerRe, Ltd.	300	22,284
PNC Financial Services Group, Inc.	1,100	69,410
Primerica, Inc.	200	5,728
Principal Financial Group, Inc.	1,200	32,328
Progressive Corp. (The)	800	16,592
Protective Life Corp.	300	7,863
Raymond James Financial, Inc.	400	14,660
Regions Financial Corp.	5,600	40,376
Reinsurance Group of America, Inc.	300	17,361
RenaissanceRe Holdings, Ltd.	200	15,408
SEI Investments Co.	500	10,725
Signature Bank (a)	100	6,708
StanCorp Financial Group, Inc.	200	6,248

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Financials - 11.2% (continued)
State Street Corp.	1,000	$41,960
SunTrust Banks, Inc.	1,100	31,097
SVB Financial Group (a)	200	12,092
T. Rowe Price Group, Inc.	400	25,320
TCF Financial Corp.	800	9,552
TD Ameritrade Holding Corp. (a)	900	13,833
TFS Financial Corp (a)	1,100	9,977
Torchmark Corp.	400	20,540
Travelers Cos., Inc. (The)	800	54,608
U.S. Bancorp	2,600	89,180
Unum Group	1,100	21,142
Valley National Bancorp	800	8,016
W.R. Berkley Corp.	500	18,745
Wells Fargo & Co.	8,000	276,240
Willis Group Holdings PLC	500	18,460
Wintrust Financial Corp.	200	7,514
XL Group PLC (b)	1,300	31,239
Zions Bancorporation	1,000	20,655
		3,079,772
Health Care - 9.0%
Abbott Laboratories	2,100	143,976
Aetna, Inc.	700	27,720
Agilent Technologies, Inc.	500	19,225
Alere, Inc. (a)	400	7,796
Alexion Pharmaceuticals, Inc. (a)	300	34,320
Allergan, Inc.	400	36,632
Allscripts Healthcare Solutions, Inc. (a)	1,000	12,430
AMERIGROUP Corp. (a)	200	18,286
AmerisourceBergen Corp.	500	19,355
Amgen, Inc.	800	67,456
Baxter International, Inc.	800	48,208
Becton Dickinson and Co.	300	23,568
Biogen Idec, Inc. (a)	300	44,769
BioMarin Pharmaceutical, Inc. (a)	200	8,054
Bio-Rad Laboratories, Inc. Class A (a)	200	21,344
Boston Scientific Corp. (a)	5,533	31,759
Brookdale Senior Living, Inc. (a)	600	13,932
Bruker Corp. (a)	600	7,854
Cardinal Health, Inc.	400	15,588
CareFusion Corp. (a)	400	11,356
Celgene Corp. (a)	600	45,840
Cepheid, Inc. (a)	200	6,902
Cerner Corp. (a)	200	15,482
Cigna Corp.	600	28,302
Community Health Systems, Inc. (a)	500	14,570
Coventry Health Care, Inc.	600	25,014
Covidien PLC	700	41,594
CR Bard, Inc.	200	20,930

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Health Care - 9.0% (continued)
DaVita, Inc. (a)	200	$20,722
DENTSPLY International, Inc.	400	15,256
Edwards Lifesciences Corp. (a)	200	21,474
Eli Lilly & Co.	1,400	66,374
Endo Health Solutions, Inc. (a)	500	15,860
Express Scripts Holding Co. (a)	1,100	68,937
Forest Laboratories, Inc. (a)	200	7,122
Gilead Sciences, Inc. (a)	1,000	66,330
HCA Holdings, Inc.	500	16,625
Health Management Associates, Inc. Class A (a)	300	2,517
Health Net, Inc. (a)	400	9,004
Henry Schein, Inc. (a)	200	15,854
Hologic, Inc. (a)	1,000	20,240
Hospira, Inc. (a)	600	19,692
Humana, Inc.	300	21,045
IDEXX Laboratories, Inc. (a)	200	19,870
Incyte Corp, Ltd. (a)	300	5,415
Johnson & Johnson	3,700	254,967
Laboratory Corp of America Holdings (a)	200	18,494
Life Technologies Corp. (a)	700	34,216
McKesson Corp.	300	25,809
MEDNAX, Inc. (a)	300	22,335
Medtronic, Inc.	1,400	60,368
Merck & Co., Inc.	4,100	184,910
Mylan, Inc. (a)	1,200	29,280
Omnicare, Inc.	600	20,382
Onyx Pharmaceuticals, Inc. (a)	200	16,900
Patterson Cos., Inc.	200	6,848
PerkinElmer, Inc.	297	8,753
Perrigo Co.	200	23,234
Pfizer, Inc.	5,020	124,747
Quest Diagnostics, Inc.	400	25,372
Questcor Pharmaceuticals, Inc. (a)	200	3,700
ResMed, Inc. (a)	300	12,141
Select Medical Holdings Corp. (a)	500	5,615
Sirona Dental Systems, Inc. (a)	200	11,392
St Jude Medical, Inc.	400	16,852
Stryker Corp.	400	22,264
Techne Corp.	200	14,388
Teleflex, Inc.	200	13,768
Thermo Fisher Scientific, Inc.	700	41,181
United Therapeutics Corp. (a)	200	11,176
UnitedHealth Group, Inc.	1,400	77,574
Universal Health Services, Inc. Class B	400	18,292
Varian Medical Systems, Inc. (a)	200	12,064
Vertex Pharmaceuticals, Inc. (a)	64	3,581
Vivus, Inc. (a)	300	5,346
Warner Chilcott PLC	400	5,400

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Health Care - 9.0% (continued)
Waters Corp. (a)	200	$16,666
Watson Pharmaceuticals, Inc. (a)	300	25,548
WellPoint, Inc.	700	40,607
Wright Medical Group, Inc. (a)	200	4,422
Zimmer Holdings, Inc.	500	33,810
		2,477,001
Industrials - 9.6%
3M Co.	900	83,178
Acuity Brands, Inc.	200	12,658
AECOM Technology Corp. (a)	600	12,696
Alaska Air Group, Inc. (a)	200	7,012
Alliant Techsystems, Inc.	200	10,022
AMETEK, Inc.	450	15,953
Armstrong World Industries, Inc.	200	9,274
Avery Dennison Corp.	500	15,910
Babcock & Wilcox Co. (The) (a)	500	12,735
BE Aerospace, Inc. (a)	300	12,630
Boeing Co. (The)	1,000	69,620
C.H. Robinson Worldwide, Inc.	300	17,565
Carlisle Cos., Inc.	300	15,576
Caterpillar, Inc.	900	77,436
Cintas Corp.	341	14,134
Clean Harbors, Inc. (a)	200	9,770
Corrections Corp of America	500	16,725
Covanta Holding Corp.	700	12,012
Crane Co.	300	11,979
CSX Corp.	2,000	41,500
Cummins, Inc.	300	27,663
Danaher Corp.	800	44,120
Deere & Co.	600	49,494
Delta Air Lines, Inc. (a)	1,600	14,656
Donaldson Co., Inc.	300	10,413
Dover Corp.	500	29,745
Dun & Bradstreet Corp. (The)	200	15,924
Eaton Corp.	200	9,452
Emerson Electric Co.	1,000	48,270
Equixfax, Inc.	200	9,316
Exelis, Inc.	500	5,170
Expeditors International of Washington, Inc.	400	14,544
Fastenal Co.	400	17,196
FedEx Corp.	600	50,772
Flowserve Corp.	200	25,548
Fluor Corp.	500	28,140
Gardner Denver, Inc.	200	12,082
General Dynamics Corp.	600	39,672
General Electric Co.	18,119	411,482
Genesee & Wyoming, Inc. (a)	200	13,372

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Industrials - 9.6% (continued)
Graco, Inc.	200	$10,056
Hertz Global Holdings, Inc. (a)	1,600	21,968
Honeywell International, Inc.	1,000	59,750
IDEX Corp.	400	16,708
IHS, Inc. Class A (a)	200	19,470
Illinois Tool Works, Inc.	600	35,682
Ingersoll-Rand PLC	600	26,892
Iron Mountain, Inc.	300	10,233
ITT Corp.	300	6,045
Jacobs Engineering Group, Inc. (a)	500	20,215
JB Hunt Transport Services, Inc.	200	10,408
Joy Global, Inc.	200	11,212
Kansas City Southern	300	22,734
KBR, Inc.	600	17,892
Kennametal, Inc.	400	14,832
Kirby Corp. (a)	300	16,584
Landstar System, Inc.	200	9,456
Lincoln Electric Holdings, Inc.	200	7,810
Manpower, Inc.	400	14,720
Masco Corp.	700	10,535
Navistar International Corp. (a)	300	6,327
Nielsen Holdings NV (a)	800	23,984
Nordson Corp.	200	11,724
Norfolk Southern Corp.	600	38,178
Oshkosh Corp. (a)	500	13,715
Owens Corning (a)	500	16,730
PACCAR, Inc.	400	16,010
Pall Corp.	200	12,698
Parker Hannifin Corp.	200	16,716
Pentair, Inc.	300	13,353
Pitney Bowes, Inc.	500	6,910
Precision Castparts Corp.	200	32,668
Quanta Services, Inc. (a)	381	9,411
Republic Services, Inc.	600	16,506
Robert Half International, Inc.	300	7,989
Rockwell Automation, Inc.	300	20,865
Rockwell Collins, Inc.	300	16,092
Rollins, Inc.	300	7,017
Roper Industries, Inc.	300	32,967
RR Donnelley & Sons Co.	476	5,046
Ryder System, Inc.	300	11,718
Snap-on, Inc.	200	14,374
Southwest Airlines Co.	100	877
Spirit Aerosystems Holdings, Inc. Class A (a)	500	11,105
SPX Corp.	200	13,082
Stanley Black & Decker, Inc.	700	53,375
Stericycle, Inc. (a)	200	18,104
Textron, Inc.	800	20,936

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Industrials - 9.6% (continued)
Timken Co.	300	$11,148
Towers Watson & Co. Class A	200	10,610
Trinity Industries, Inc.	300	8,991
Tyco International, Ltd.	900	50,634
Union Pacific Corp.	900	106,830
United Continental Holdings, Inc. (a)	164	3,198
United Parcel Service, Inc. Class B	1,000	71,570
United Technologies Corp.	1,200	93,948
URS Corp.	400	14,124
Valmont Industries, Inc.	200	26,300
WABCO Holdings, Inc.	100	5,767
Wabtec Corp.	200	16,058
Waste Management, Inc.	600	19,248
Werner Enterprises, Inc.	137	2,928
WESCO International, Inc. (a)	200	11,440
Woodward, Inc.	300	10,194
		2,650,083
Information Technology - 13.2%
Accenture PLC Class A	900	63,027
Activision Blizzard, Inc.	300	3,384
Adobe Systems, Inc. (a)	700	22,722
ADTRAN, Inc.	200	3,456
Advanced Micro Devices, Inc. (a)	1,300	4,381
Akamai Technologies, Inc. (a)	500	19,130
Altera Corp.	600	20,391
Amdocs, Ltd. (a)	300	9,897
Amphenol Corp. Class A	300	17,664
Analog Devices, Inc.	600	23,514
AOL, Inc. (a)	400	14,092
Apple, Inc.	500	333,630
Applied Materials, Inc.	2,500	27,912
Arrow Electronics, Inc. (a)	400	13,484
Aruba Networks, Inc. (a)	500	11,242
Autodesk, Inc. (a)	124	4,138
Automatic Data Processing, Inc.	700	41,062
Avago Technologies, Ltd.	500	17,433
BMC Software, Inc. (a)	300	12,447
Broadcom Corp. Class A	700	24,206
Broadridge Financial Solutions, Inc.	300	6,999
Brocade Communications Systems, Inc. (a)	863	5,105
CA, Inc.	500	12,882
Cadence Design System, Inc. (a)	600	7,719
Cisco Systems, Inc.	10,300	196,627
Citrix Systems, Inc. (a)	300	22,971
Cognizant Technology Solutions Corp. (a) Class A	400	27,968
Computer Sciences Corp.	100	3,221
CoreLogic, Inc. (a)	400	10,612
Corning, Inc.	2,500	32,875

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Information Technology - 13.2% (continued)
Cree, Inc. (a)	600	$15,318
Cypress Semiconductor Corp.	500	5,360
Dell, Inc. (a)	2,200	21,692
DST Systems, Inc.	200	11,312
eBay, Inc. (a)	1,600	77,456
Electronic Arts, Inc. (a)	900	11,421
EMC Corp. (a)	2,900	79,083
F5 Networks, Inc. (a)	200	20,940
Fidelity National Information Services, Inc.	800	24,976
Fiserv, Inc. (a)	400	29,612
FleetCor Technologies, Inc. (a)	200	8,960
FLIR Systems, Inc.	700	13,982
Gartner, Inc. (a)	200	9,218
Genpact, Ltd. (a)	900	15,012
Global Payments, Inc.	300	12,549
Google, Inc. Class A (a)	400	301,800
Hewlett-Packard Co.	900	15,354
IAC/InterActiveCorp.	400	20,824
Informatica Corp. (a)	200	6,962
Ingram Micro, Inc. (a)	800	12,184
Intel Corp.	6,800	154,224
International Business Machines Corp.	1,600	331,920
Intuit, Inc.	400	23,552
Jabil Circuit, Inc.	600	11,232
Jack Henry & Associates, Inc.	400	15,160
JDS Uniphase Corp. (a)	100	1,238
Juniper Networks, Inc. (a)	235	4,021
KLA-Tencor Corp.	500	23,853
Lam Research Corp. (a)	300	9,536
Lender Processing Services, Inc.	300	8,367
Lexmark International, Inc.	300	6,675
Linear Technology Corp.	400	12,740
LSI Corp. (a)	1,100	7,601
Marvell Technology Group, Ltd.	2,300	21,045
Mastercard, Inc. Class A	200	90,296
Maxim Integrated Products, Inc.	600	15,972
MICROS Systems, Inc. (a)	200	9,824
Microsoft Corp.	6,800	202,504
Molex, Inc.	400	10,512
Motorola Solutions, Inc.	300	15,165
National Instruments Corp.	288	7,249
NetApp, Inc. (a)	700	23,016
Nuance Communications, Inc. (a)	800	19,912
ON Semiconductor Corp. (a)	1,200	7,404
Oracle Corp.	5,400	170,046
Parametric Technology Corp. (a)	500	10,900
Paychex, Inc.	578	19,242
QUALCOMM Inc.	608	37,994

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Information Technology - 13.2% (continued)
Red Hat, Inc. (a)	400	$22,776
Riverbed Technology, Inc. (a)	700	16,289
Rovi Corp. (a)	600	8,706
Salesforce.com, Inc. (a)	200	30,538
SanDisk Corp. (a)	1,000	43,430
Seagate Technology PLC	900	27,900
Skyworks Solutions, Inc. (a)	400	9,426
Solera Holdings, Inc.	300	13,161
Symantec Corp. (a)	2,000	36,000
Synopsys, Inc. (a)	400	13,208
TE Connectivity, Ltd. (b)	800	27,208
Tech Data Corp. (a)	200	9,060
Tellabs, Inc.	800	2,832
Teradata Corp. (a)	300	22,623
Teradyne, Inc. (a)	1,000	14,220
Texas Instruments, Inc.	1,600	44,080
TIBCO Software, Inc. (a)	149	4,504
Total System Services, Inc.	400	9,480
VeriSign, Inc. (a)	300	14,607
Visa, Inc. Class A	700	93,996
VMware, Inc. Class A (a)	200	19,348
WebMD Health Corp. (a)	300	4,209
Western Digital Corp.	900	34,857
Western Union Co. (The)	1,200	21,864
Wright Express Corp. (a)	200	13,944
Xerox Corp.	1,526	11,201
Xilinx, Inc.	300	10,023
Yahoo!, Inc. (a)	2,200	35,145
Zebra Technologies Corp. (a)	200	7,508
		3,621,549
Materials - 4.1%
Air Products & Chemicals, Inc.	300	24,810
Airgas, Inc.	200	16,460
Alcoa, Inc.	4,200	37,170
Allegheny Technologies, Inc.	600	19,140
Allied Nevada Gold Corp. (a)	100	3,906
Aptargroup, Inc.	200	10,342
Ashland, Inc.	300	21,480
Ball Corp.	300	12,693
Bemis Co., Inc.	500	15,735
Cabot Corp.	300	10,971
Carpenter Technology Corp.	200	10,464
Celanese Corp. Class A	300	11,373
CF Industries Holdings, Inc.	200	44,448

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Materials - 4.1% (continued)
Cliffs Natural Resources, Inc.	600	$23,478
Crown Holdings, Inc. (a)	300	11,025
Domtar Corp.	200	15,658
Dow Chemical Co. (The)	1,600	46,336
Eastman Chemical Co.	300	17,103
Ecolab, Inc.	400	25,924
EI du Pont de Nemours & Co.	1,300	65,351
FMC Corp.	300	16,614
Freeport-McMoRan Copper & Gold, Inc.	1,800	71,244
Greif, Inc. Class A	200	8,836
Huntsman Corp.	25	373
International Flavors & Fragrances, Inc.	200	11,916
International Paper Co.	800	29,056
Kronos Worldwide, Inc.	400	5,976
LyondellBasell Industries NV Class A	400	20,664
Martin Marietta Materials, Inc.	200	16,574
MeadWestvaco Corp.	700	21,420
Molycorp, Inc. (a)	400	4,600
Monsanto Co.	700	63,714
Mosaic Co. (The)	600	34,566
Newmont Mining Corp.	200	11,202
Nucor Corp.	1,000	38,260
Owens-Illinois, Inc. (a)	700	13,132
Packaging Corp. of America	400	14,520
PPG Industries, Inc.	200	22,968
Praxair, Inc.	400	41,552
Reliance Steel & Aluminum Co.	400	20,940
Rock-Tenn Co. Class A	400	28,872
Rockwood Holdings, Inc.	200	9,320
Royal Gold, Inc.	200	19,972
RPM International, Inc.	213	6,079
Scotts Miracle-Gro Co. Class A (The)	200	8,694
Sealed Air Corp.	1,000	15,460
Sherwin-Williams Co. (The)	200	29,782
Sigma-Aldrich Corp.	200	14,394
Sonoco Products Co.	400	12,396
Steel Dynamics, Inc.	100	1,123
Titanium Metals Corp.	900	11,547
United States Steel Corp.	800	15,256
Valspar Corp.	200	11,220
Walter Energy, Inc.	300	9,738
Westlake Chemical Corp.	200	14,612
Worthington Industries, Inc.	400	8,664
WR Grace & Co. (a)	200	11,816
		1,140,939

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Telecommunication Services - 1.5%
AT&T, Inc.	3,110	$117,247
CenturyLink, Inc.	1,200	48,480
Crown Castle International Corp. (a)	400	25,640
Level 3 Communications, Inc. (a)	400	9,188
MetroPCS Communications, Inc. (a)	1,530	17,916
NII Holdings, Inc. (a)	900	7,065
SBA Communications Corp. Class A (a)	200	12,580
tw telecom, Inc. (a)	400	10,428
Verizon Communications, Inc.	3,300	150,381
Windstream Corp.	1,500	15,165
		414,090
Utilities - 3.0%
AES Corp. (The) (a)	1,500	16,455
AGL Resources, Inc.	200	8,182
Alliant Energy Corp.	200	8,678
Ameren Corp.	500	16,335
American Electric Power Co., Inc.	700	30,758
American Water Works Co., Inc.	300	11,118
Aqua America, Inc.	173	4,284
Atmos Energy Corp.	400	14,316
Calpine Corp. (a)	337	5,830
CenterPoint Energy, Inc.	800	17,040
Consolidated Edison, Inc.	400	23,956
Dominion Resources, Inc.	800	42,352
DTE Energy Co.	300	17,982
Duke Energy Corp.	600	38,880
Edison International	400	18,276
Entergy Corp.	100	6,930
Exelon Corp.	1,200	42,696
FirstEnergy Corp.	600	26,460
Great Plains Energy, Inc.	600	13,356
Hawaiian Electric Industries, Inc.	146	3,841
Integrys Energy Group, Inc.	200	10,440
ITC Holdings Corp.	200	15,116
MDU Resources Group, Inc.	400	8,816
National Fuel Gas Co.	400	21,616
NextEra Energy, Inc.	450	31,649
NiSource, Inc.	600	15,288
Northeast Utilities	600	22,938
NRG Energy, Inc.	1,200	25,668
NV Energy, Inc.	500	9,005
OGE Energy, Corp.	200	11,092
ONEOK, Inc.	600	28,986
Ormat Technologies, Inc.	100	1,875
Pepco Holdings, Inc.	400	7,560
PG&E Corp.	600	25,602
Piedmont Natural Gas Co., Inc.	134	4,352
Pinnacle West Capital Corp.	200	10,560
PPL Corp.	800	23,240

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)
	Shares	Market Value
Utilities - 3.0% (continued)
Public Service Enterprise Group, Inc.	700	$22,526
Questar Corp.	200	4,066
SCANA Corp.	300	14,481
Sempra Energy	300	19,347
Southern Co. (The)	400	18,436
TECO Energy, Inc.	400	7,096
UGI Corp.	600	19,050
Vectren Corp.	400	11,440
Westar Energy, Inc.	500	14,830
WGL Holdings, Inc.	104	4,186
Wisconsin Energy Corp.	500	18,835
Xcel Energy, Inc.	700	19,397
		815,218

TOTAL COMMON STOCKS (Cost $19,963,038)		21,801,986

MUTUAL FUNDS - 20.1%
DFA U.S. Small Cap Portfolio (c)	236,099	5,524,721
TOTAL MUTUAL FUNDS (Cost $5,032,428)		5,524,721

SHORT TERM INVESTMENTS - 0.6%
Fidelity Institutional Government Portfolio 0.010% (d)	155,755	155,755
TOTAL SHORT TERM INVESTMENTS (Cost $155,755)		155,755

Total Investments (Cost $25,151,221) - 100.1%		$27,482,462
Liabilities in Excess of Other Assets - (0.1)%		(13,299)
NET ASSETS - 100.0%		$27,469,163

Footnotes:
(a) Non-income producing security.
(b) U.S. dollar denominated foreign security
(c) Affiliated security.
(d) Rate quoted is seven-day yield at period end

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of Investments		$25,151,221
Gross Unrealized Appreciation		2,623,583
Gross Unrealized Depreciation		(292,342)
Net Unrealized Appreciation		$2,331,241

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 69.4%
Australia - 5.8%
AGL Energy, Ltd.	1,373	$21,272
ALS Limited	1,810	16,046
Alumina, Ltd.	9,157	7,973
Amcor, Ltd./Australia	2,732	21,921
AMP, Ltd.	10,547	47,122
Ansell, Ltd.	1,415	23,469
APA Group	2,042	10,017
Asciano, Ltd.	1,605	7,234
ASX, Ltd.	697	21,297
Atlas Iron, Ltd.	4,786	6,925
Australia & New Zealand Banking Group, Ltd.	5,703	145,744
BHP Billiton, Ltd.	3,128	106,880
Bradken, Ltd.	3,376	19,383
Caltex Australia, Ltd.	1,614	27,499
Coca-Cola Amatil, Ltd.	1,611	22,617
Cochlear, Ltd.	201	13,945
Commonwealth Bank of Australia	1,549	89,189
Computershare, Ltd.	2,658	22,805
Crown, Ltd.	2,394	22,513
Fortescue Metals Group, Ltd.	4,574	16,398
Harvey Norman Holdings, Ltd.	10,616	21,242
Iluka Resources, Ltd.	1,632	16,682
Insurance Australia Group, Ltd.	7,575	34,165
IOOF Holdings, Ltd.	3,699	21,876
Macquarie Group, Ltd.	1,399	41,022
National Australia Bank, Ltd.	4,766	125,307
Newcrest Mining, Ltd.	613	18,428
Origin Energy, Ltd.	4,371	51,215
PanAust, Ltd.	4,155	13,080
Qantas Airways, Ltd. (a)	13,938	17,541
QBE Insurance Group, Ltd.	2,515	33,589
QR National, Ltd.	6,153	21,662
Rio Tinto, Ltd.	925	50,808
SAI Global, Ltd.	2,677	11,735
Santos, Ltd.	2,540	29,800
Seek, Ltd.	3,202	22,587
Sims Metal Management, Ltd.	1,673	16,548
Sonic Healthcare, Ltd.	724	10,142
Suncorp Group, Ltd.	5,160	49,218
Tabcorp Holdings, Ltd.	7,041	20,121
Transurban Group	3,551	22,017
UGL, Ltd.	1,725	18,662
Wesfarmers, Ltd.	2,136	75,598
Westpac Banking Corp.	6,500	166,666
Woodside Petroleum, Ltd.	659	22,544
Woolworths, Ltd.	294	8,754
WorleyParsons, Ltd.	816	23,810
		1,635,068

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Austria - 0.2%
Erste Group Bank AG	95	$2,123
IMMOFINANZ AG	2,286	8,302
Oesterreichische Volksbanken AG	4,584	21,587
Raiffeisen Bank International AG	292	10,589
Voestalpine AG	528	15,828
		58,429
Belgium - 0.5%
Ageas	1,095	26,307
Anheuser-Busch InBev NV - ADR	567	48,711
Colruyt SA	312	13,593
UCB SA	416	22,892
Umicore SA	419	21,934
		133,437
Canada - 7.1%
Agrium, Inc.	300	31,038
AltaGas, Ltd.	700	24,031
ARC Resources, Ltd.	1,000	24,311
Bank of Montreal	1,300	76,752
Bank of Nova Scotia	1,100	60,302
Barrick Gold Corp.	800	33,408
Bell Aliant, Inc.	500	13,879
Bombardier, Inc. Class B	5,500	20,644
Bonavista Energy Corp.	1,000	17,740
Cameco Corp.	1,400	27,271
Canadian Imperial Bank of Commerce/Canada	400	31,276
Canadian Natural Resources, Ltd.	2,300	70,817
Canadian Oil Sands, Ltd.	1,000	21,412
Canadian Pacific Railway, Ltd.	300	24,867
Canadian Tire Corp., Ltd. Class A	300	21,593
Canadian Western Bank	300	9,142
Celtic Exploration, Ltd. (a)	400	7,438
Centerra Gold, Inc.	1,700	21,287
CGI Group, Inc. Class A (a)	1,000	26,854
Cineplex, Inc.	700	21,290
Davis & Henderson Corp.	1,200	25,194
Empire Co., Ltd. Class A	100	6,020
Enbridge, Inc.	500	19,515
Encana Corp.	1,500	32,850
Enerplus Corp.	1,500	24,870
Fairfax Financial Holdings, Ltd. (a)	100	38,626
George Weston, Ltd.	300	19,301
Goldcorp, Inc.	1,473	67,537
Great-West Lifeco, Inc.	800	18,195
Husky Energy, Inc.	900	24,187
IAMGOLD Corp.	1,100	17,444
Keyera Corp. (a)	500	24,229
Kinross Gold Corp.	4,300	44,002
Loblaw Cos., Ltd.	500	17,374
Magna International, Inc.	500	21,630
Manulife Financial Corp.	4,200	50,626

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Canada - 7.1% (continued)
MEG Energy Corp. (a)	600	$22,820
Methanex Corp.	700	19,978
Metro, Inc.	400	23,762
National Bank of Canada	300	22,704
Osisko Mining Corp, (a)	2,900	28,731
Pan American Silver Corp.	1,200	25,731
Pembina Pipeline Corp.	700	19,652
Penn West Petroleum, Ltd.	1,800	25,615
Potash Corp. of Saskatchewan, Inc.	600	26,052
Precision Drilling Corp. (a)	2,600	20,443
Rogers Communications, Inc. Class B	600	24,290
Royal Bank of Canada	1,400	80,517
Saputo, Inc.	500	21,488
Shaw Communications, Inc. Class B	1,100	22,512
Shoppers Drug Mart Corp.	500	20,817
Silver Wheaton Corp.	800	31,768
Sun Life Financial, Inc.	1,400	32,497
Suncor Energy, Inc.	3,700	121,715
Talisman Energy, Inc.	2,500	33,415
Teck Resources, Ltd. Class B	1,400	41,230
Thomson Reuters Corp.	800	23,088
Tim Hortons, Inc.	400	20,812
Toromont Industries, Ltd.	300	6,372
Toronto-Dominion Bank (The)	1,816	151,453
TransCanada Corp.	700	31,856
Uranium One, Inc. (a)	2,800	6,693
Veresen, Inc.	1,500	19,667
Vermilion Energy, Inc.	500	23,497
Yamana Gold, Inc.	1,500	28,654
		2,014,781
Colombia - 0.1%
Pacific Rubiales Energy Corp.	800	19,115

Denmark - 0.8%
A.P. Moller-Maersk A/S Series A	2	13,522
A.P. Moller-Maersk A/S Series B	3	21,448
Carlsberg A/S Series B	280	24,805
Danske Bank A/S (a)	1,633	29,430
DSV A/S	966	21,686
FLSmidth & Co A/S	367	21,218
H Lundbeck A/S	969	17,953
Novo Nordisk A/S - ADR	308	48,605
Topdanmark A/S (a)	120	23,450
		222,117
Finland - 0.8%
Elisa Oyj	987	22,335
Fortum Oyj	1,617	29,794
Kesko Oyj Series B	480	13,605

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Finland - 0.8% (continued)
Metso Oyj	578	$20,704
Nokia Oyj	5,287	13,721
Nokian Renkaat Oyj	505	20,614
Sampo Oyj	1,276	39,761
Stora Enso Oyj	3,496	21,781
UPM-Kymmene Oyj	2,050	23,247
Wartsila Oyj Abp	588	20,404
		225,966
France - 4.8%
Aeroports de Paris	272	21,689
Air Liquide SA	197	24,418
Alcatel-Lucent (a)	14,118	15,576
Alstom SA	673	23,560
AXA SA	4,402	65,536
BNP Paribas	16	759
Bourbon SA	829	23,774
Bouygues SA	777	18,895
Bureau Veritas SA	239	24,535
Carrefour SA	1,124	23,316
Casino Guichard Perrachon SA	236	20,876
Christian Dior SA	152	20,361
Cie de St-Gobain	997	34,897
Cie Generale de Geophysique - Veritas (a)	874	28,069
Cie Generale des Etablissements Michelin	661	51,757
Cie Generale d’Optique Essilor International SA	287	26,856
CNP Assurances	1,720	22,447
Danone SA	401	24,673
Dassault Systemes SA	217	22,799
GDF Suez	3,083	68,726
Groupe Eurotunnel SA	2,517	17,729
Lafarge SA	814	43,734
Lagardere SCA	798	21,797
L’Oreal SA	177	21,884
LVMH Moet Hennessy Louis Vuitton SA	176	26,421
Pernod-Ricard SA	208	23,331
PPR SA	162	24,864
Publicis Groupe SA	432	24,163
Renault SA	777	36,407
Sanofi	2,445	209,235
Schneider Electric SA	485	28,675
SCOR SE	546	14,074
SEB SA	294	20,384
Total SA	4,580	227,855
Vivendi SA	3,101	60,429
		1,364,501
Germany - 5.0%
Adidas AG	101	8,288
Aixtron SE NA	1,280	16,930
Allianz SE	1,103	131,548

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Germany - 5.0% (continued)
Axel Springer AG	482	$20,904
BASF SE	879	74,272
Bayer AG	792	68,104
Bayerische Motoren Werke AG	691	50,671
Beiersdorf AG	175	12,853
Brenntag AG	176	22,552
Celesio AG	1,362	24,318
Commerzbank AG (a)	14,328	25,632
Continental AG	236	23,145
Daimler AG	2,182	105,905
Deutsche Lufthansa AG	1,884	25,568
Deutsche Post AG	1,769	34,559
Deutsche Telekom AG	6,793	83,539
E.ON AG	4,358	103,559
Fresenius Medical Care AG & Co KGaA - ADR	302	22,167
Fresenius SE & Co KGaA	147	17,069
Gerresheimer AG	451	23,587
HeidelbergCement AG	552	28,993
Infineon Technologies AG	2,553	16,227
Lanxess AG	299	24,837
Linde AG	358	61,705
Metro AG	319	9,557
Muenchener Rueckversicherungs AG	435	68,018
RWE AG	1,134	50,744
Salzgitter AG	443	17,145
SAP AG - ADR	627	44,724
SGL Carbon SE	508	20,369
Siemens AG	788	78,816
Software AG	684	24,703
ThyssenKrupp AG	1,515	32,274
Volkswagen AG	133	22,294
Wacker Chemie AG	286	18,388
		1,413,964
Hong Kong - 1.4%
AIA Group, Ltd.	6,400	23,715
Bank of East Asia, Ltd.	4,600	17,161
Cathay Pacific Airways, Ltd.	4,000	6,473
CLP Holdings, Ltd.	1,500	12,732
Hang Lung Group, Ltd.	4,000	25,260
Hang Seng Bank, Ltd.	1,600	24,459
Hongkong & Shanghai Hotels (The)	1,500	1,773
Johnson Electric Holdings, Ltd.	33,000	21,500
Kerry Properties, Ltd.	5,000	25,214
New World Development Co., Ltd.	20,000	30,820
NWS Holdings, Ltd.	14,000	22,441
Orient Overseas International, Ltd.	4,000	21,921
Power Assets Holdings, Ltd.	3,000	25,473
Stella International Holdings, Ltd.	8,000	19,687

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Hong Kong - 1.4% (continued)
Techtronic Industries Co.	16,000	$29,114
VTech Holdings, Ltd.	2,000	24,457
Wharf Holdings, Ltd.	4,000	27,659
Wheelock & Co., Ltd.	7,000	30,073
Wynn Macau, Ltd.	8,400	22,520
		412,452
Ireland - 0.4%
C&C Group PLC	545	2,592
CRH PLC - ADR	2,727	52,359
DCC PLC	840	24,138
Elan Corp PLC - ADR (a)	1,521	16,305
Kerry Group PLC Class A	121	6,196
Shire PLC - ADR	249	22,086
		123,676
Israel - 0.2%
Bank Leumi Le-Israel BM (a)	1,944	5,448
Elbit Systems, Ltd.	582	19,938
Teva Pharmaceutical Industries, Ltd. - ADR	637	26,378
		51,764
Italy - 1.5%
Assicurazioni Generali SpA	4,073	58,718
Atlantia SpA	1,647	25,619
Banca Monte dei Paschi di Siena SpA (a)	74,379	21,607
Banca Popolare di Sondrio SCARL	1,103	6,518
Eni SpA	4,918	107,820
Fiat Industrial SpA	2,063	20,203
Intesa Sanpaolo SpA	25,269	38,531
Lottomatica Group SpA	514	11,337
Luxottica Group SpA	468	16,509
Mediobanca SpA	5,405	28,959
Saipem SpA	506	24,384
Telecom Italia SpA	35,875	36,038
Unicredit Spa (a)	6,285	26,154
		422,397
Japan - 12.3%
Aeon Co., Ltd.	1,300	14,680
Air Water, Inc.	2,000	24,477
Ajinomoto Co., Inc.	2,000	31,327
Aozora Bank, Ltd.	10,000	30,580
Asahi Glass Co., Ltd.	3,000	19,957
Asahi Kasei Corp.	4,000	20,619
Bank of Kyoto, Ltd. (The)	3,000	25,381
Brother Industries, Ltd.	1,800	16,672
Canon, Inc.	700	22,468
Casio Computer Co., Ltd.	1,300	9,209
Central Japan Railway Co.	300	26,333
Century Tokyo Leasing Corp.	500	9,680

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Japan - 12.3% (continued)
Chubu Electric Power Co, Inc.	1,400	$18,179
Chugoku Bank, Ltd. (The)	2,000	28,178
Chugoku Electric Power Co., Inc. (The)	1,300	17,280
Citizen Holdings Co., Ltd.	3,600	18,199
Dai Nippon Printing Co., Ltd.	1,000	6,973
Dai-ichi Life Insurance Co., Ltd. (The)	20	22,622
Daiichi Sankyo Co., Ltd.	1,300	21,414
Daikin Industries, Ltd.	800	20,691
Daiwa House Industry Co., Ltd.	2,000	28,980
Denki Kagaku Kogyo KK	6,000	18,594
Denso Corp.	1,000	31,420
DIC Corp.	11,000	17,840
FANUC Corp.	100	16,096
Fuji Electric Co., Ltd.	2,000	4,056
Fuji Heavy Industries, Ltd.	3,000	24,994
FUJIFILM Holdings Corp.	1,100	18,423
Fujitsu, Ltd.	5,000	18,771
Hitachi Chemical Co., Ltd.	1,300	17,533
Hitachi High-Technologies Corp.	900	21,728
Hitachi Transport System, Ltd.	1,200	20,108
Honda Motor Co., Ltd.	3,100	95,807
House Foods Corp.	1,100	18,610
Hoya Corp.	1,000	21,938
IHI Corp.	10,000	22,272
Inpex Corp.	4	23,779
ITOCHU Corp.	1,900	19,181
Iyo Bank Ltd (The)	3,000	24,418
Japan Steel Works, Ltd. (The)	2,000	11,114
Japan Tobacco, Inc.	800	23,947
JGC Corp.	1,000	33,304
Joyo Bank, Ltd. (The)	4,000	19,562
JSR Corp.	1,200	19,638
JX Holdings, Inc.	4,800	26,220
Kajima Corp.	4,000	10,912
Kamigumi Co., Ltd.	3,000	24,789
Kaneka Corp.	4,000	19,257
Kansai Electric Power Co., Inc. (The)	1,500	11,700
Kao Corp.	700	20,581
Kawasaki Heavy Industries, Ltd.	8,000	15,867
Keio Corp.	3,000	22,605
Keyence Corp.	100	25,608
Kikkoman Corp.	2,000	27,311
Kintetsu Corp.	6,000	23,496
Kirin Holdings Co, Ltd.	2,000	26,743
Kobe Steel, Ltd.	13,000	10,300
Koito Manufacturing Co., Ltd.	2,000	23,089
Kyocera Corp.	300	25,995
Kyushu Electric Power Co., Inc.	1,700	14,020

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Japan - 12.3% (continued)
Lawson, Inc.	300	$23,029
Makita Corp.	600	23,225
Mazda Motor Corp.	16,000	18,675
Medipal Holdings Corp.	1,700	23,401
MEIJI Holdings Co., Ltd.	400	19,850
Mitsubishi Chemical Holdings Corp.	5,000	19,098
Mitsubishi Corp.	3,000	54,339
Mitsubishi Electric Corp.	3,000	22,113
Mitsubishi Heavy Industries, Ltd.	6,000	25,948
Mitsubishi UFJ Financial Group, Inc.	27,200	127,284
Mitsui & Co., Ltd.	3,300	46,298
Mitsui Mining & Smelting Co., Ltd.	9,000	19,054
Mitsui OSK Lines, Ltd.	6,000	13,959
Mizuho Financial Group, Inc.	48,800	79,204
MS&AD Insurance Group Holdings	1,300	22,441
Murata Manufacturing Co., Ltd.	400	21,295
Nagoya Railroad Co., Ltd.	3,000	8,176
Nankai Electric Railway Co., Ltd.	3,000	13,605
NGK Insulators, Ltd.	2,000	23,929
NGK Spark Plug Co., Ltd.	2,000	21,041
Nidec Corporation	300	21,914
Nifco, Inc.	900	20,749
Nintendo Co., Ltd.	200	25,405
Nippon Meat Packers, Inc.	2,000	25,649
Nippon Paint Co., Ltd.	3,000	25,192
Nippon Paper Group, Inc.	1,300	15,292
Nippon Shokubai Co., Ltd.	2,000	22,368
Nippon Steel & Sumitomo Metal Corp.	11,000	22,525
Nippon Telegraph & Telephone Corp.	500	23,790
Nippon Yusen KK	8,000	14,132
Nissan Motor Co., Ltd.	2,100	17,872
Nisshin Seifun Group, Inc.	2,000	24,588
Nisshinbo Holdings, Inc.	3,000	19,754
NKSJ Holdings, Inc.	1,100	21,452
Nomura Holdings, Inc.	7,800	27,855
Nomura Real Estate Holdings, Inc.	1,300	22,795
NTT DOCOMO, INC.	14	22,619
Omron Corp.	1,000	19,217
Panasonic Corp.	4,700	31,097
Ricoh Co., Ltd.	3,000	25,334
Rohto Pharmaceutical Co, Ltd.	2,000	30,244
SBI Holdings, Inc.	2,920	18,813
Secom Co., Ltd.	500	26,061
Sega Sammy Holdings, Inc.	500	9,435
Seven & I Holdings Co., Ltd.	700	21,450
Shikoku Electric Power Co., Inc.	900	10,146
Shimadzu Corp.	2,000	14,037
Shimizu Corp.	6,000	20,182

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Japan - 12.3% (continued)
Shin-Etsu Chemical Co., Ltd.	400	$22,480
Shizuoka Bank, Ltd. (The)	1,000	10,233
Showa Denko KK	10,000	15,866
Softbank Corp.	700	28,302
Sojitz Corp.	9,400	12,153
Sony Corp.	2,200	25,725
Sumitomo Bakelite Co., Ltd.	3,000	10,427
Sumitomo Corp.	2,100	28,250
Sumitomo Electric Industries, Ltd.	1,800	19,036
Sumitomo Heavy Industries, Ltd.	5,000	17,045
Sumitomo Metal Mining Co., Ltd.	2,000	25,163
Sumitomo Mitsui Financial Group, Inc.	2,900	90,359
Sumitomo Mitsui Trust Holdings, Inc.	8,000	23,751
Suzuken Co., Ltd.	600	19,894
Suzuki Motor Corp.	1,000	19,423
Takashimaya Co., Ltd.	3,000	20,568
Takeda Pharmaceutical Co., Ltd.	500	23,004
TDK Corp.	500	18,593
Teijin, Ltd.	7,000	17,105
Terumo Corp.	200	8,599
THK Co., Ltd.	1,100	16,807
Tokio Marine Holdings, Inc.	1,400	35,625
Tokyu Corp.	5,000	23,884
Tokyu Land Corp.	5,000	26,720
Toray Industries, Inc.	3,000	17,748
TOTO, Ltd.	2,000	14,692
Toyoda Gosei Co., Ltd.	1,100	22,028
Toyota Motor Corp.	2,400	94,102
Toyota Tsusho Corp.	1,100	23,498
Ube Industries, Ltd.	4,000	8,590
Wacoal Holdings Corp.	1,000	12,011
Yakult Honsha Co., Ltd.	600	28,450
Yamada Denki Co., Ltd.	410	17,986
Yamaguchi Financial Group, Inc.	3,000	24,275
Yamaha Corp.	2,400	22,220
Yamaha Motor Co., Ltd.	1,300	11,345
Yamato Kogyo Co., Ltd.	800	23,559
Yamazaki Baking Co., Ltd.	2,000	26,767
Yokogawa Electric Corp.	2,400	27,700
Zeon Corp.	3,000	20,859
		3,486,298
Jersey - 0.0%
Randgold Resources, Ltd.	61	7,504

Mexico - 0.0%
Fresnillo PLC	237	7,114

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Netherlands - 3.7%
Aalberts Industries NV	1,245	$22,349
Aegon NV	7,139	37,114
Akzo Nobel NV	919	51,893
ArcelorMittal	2,060	29,653
ASM International NV	560	18,837
DE Master Blenders (a)	787	9,490
Fugro NV	347	23,584
Heineken NV	413	24,619
ING Groep NV (a)	3,178	25,170
Koninklijke Ahold NV	1,231	15,418
Koninklijke DSM NV	601	29,980
Koninklijke Philips Electronics NV	3,933	91,826
Koninklijke Vopak NV	344	24,138
QIAGEN NV (a)	1,416	26,210
Randstad Holding NV	731	24,297
Royal Dutch Shell PLC - ADR	7,202	513,503
Tenaris SA - ADR	608	24,788
Unilever NV	1,149	40,750
Wolters Kluwer NV	1,343	25,229
		1,058,848
New Zealand - 0.1%
Fletcher Building, Ltd.	4,310	24,809

Norway - 0.8%
DNB ASA	1,348	16,513
Fred Olsen Energy ASA	572	25,480
Orkla ASA	2,989	22,774
Petroleum Geo-Services ASA	1,645	27,364
ProSafe SE	707	5,824
Seadrill, Ltd.	573	22,473
Statoil ASA	1,851	47,768
Telenor ASA	1,282	25,022
Yara International ASA	660	33,141
		226,359
Singapore - 1.4%
City Developments, Ltd.	3,000	28,554
ComfortDelGro Corp., Ltd.	10,000	13,950
DBS Group Holdings, Ltd.	5,000	58,401
Fraser and Neave, Ltd.	4,000	28,828
Golden Agri-Resources, Ltd.	14,000	7,484
Keppel Corp, Ltd.	3,000	27,737
Keppel Land, Ltd.	9,000	25,899
Oversea-Chinese Banking Corp., Ltd.	6,000	45,505
SATS, Ltd.	7,000	15,268
Singapore Airlines, Ltd.	3,000	26,184
Singapore Press Holdings, Ltd.	7,000	23,169
Singapore Technologies Engineering, Ltd.	9,000	25,897
United Overseas Bank, Ltd.	3,000	47,841
Wilmar International, Ltd.	7,000	18,483
		393,200

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	10,968	$86,295
Banco de Sabadell SA	5,748	15,445
Banco Popular Espanol SA	4,656	10,193
Banco Santander SA	1,517	11,323
Enagas SA	1,211	23,881
Ferrovial SA	2,000	26,056
Gas Natural SDG SA	1,643	23,249
Iberdrola SA	7,743	35,107
Inditex SA	232	28,827
Mapfre SA	8,854	24,277
Telefonica SA	3,002	40,124
Zardoya Otis SA	1,897	22,315
		347,092
Sweden - 2.5%
Alfa Laval AB	764	13,882
Assa Abloy AB Series B	769	24,967
Atlas Copco AB Series A	960	22,432
Boliden AB	1,609	26,908
Castellum AB	624	8,452
Electrolux AB Series B	1,045	25,822
Getinge AB Series B	394	11,894
Hennes & Mauritz AB Series B	696	24,223
Hexagon AB Series B	1,103	23,721
Husqvarna AB Series B	1,735	8,864
JM AB	1,153	21,107
Nibe Industrier AB Series B	1,475	24,325
Nordea Bank AB	6,401	63,357
Ratos AB Series B	2,132	18,814
Securitas AB Series B	880	6,613
Skandinaviska Enskilda Banken AB Series A	3,354	28,104
Skanska AB Series B	2,422	39,285
SKF AB Series B	997	21,545
Svenska Cellulosa AB Series B	2,284	42,464
Svenska Handelsbanken AB Series A	1,197	44,922
Swedbank AB Series A	1,725	32,445
Swedish Match AB	396	16,031
Telefonaktiebolaget LM Ericsson Series B	7,320	66,766
TeliaSonera AB	3,326	23,933
Volvo AB Series A	1,770	24,897
Volvo AB Series B	2,923	41,067
		706,840
Switzerland - 4.9%
ABB, Ltd.	4,524	84,885
Adecco SA	759	36,230
Aryzta AG	211	10,128
Cie Financiere Richemont SA	491	29,481
Credit Suisse Group AG	2,307	48,780

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
Switzerland - 4.9% (continued)
Dufry AG (a)	174	$20,873
EMS-Chemie Holding AG	114	23,523
Geberit AG	102	22,216
Givaudan SA	15	14,241
Holcim, Ltd.	945	60,188
Julius Baer Group, Ltd.	830	28,951
Kaba Holding AG	56	21,856
Kuehne + Nagel International AG	72	8,148
Nestle SA	3,001	189,355
Novartis AG	4,685	286,738
Partners Group Holding AG	120	24,983
Roche Holding AG	412	77,063
SGS SA	11	22,621
Sika AG	12	24,478
Sonova Holding AG	221	22,361
Sulzer AG	164	23,939
Swatch Group AG (The)	68	27,156
Swiss Re AG	802	51,604
Syngenta AG - ADR	315	23,578
Temenos Group AG (a)	494	7,422
UBS AG	8,669	105,560
Zurich Insurance Group AG	351	87,507
		1,383,865
United Arab Emirates - 0.0%
Dragon Oil PLC	425	4,092

United Kingdom - 13.8%
Admiral Group PLC	1,178	20,077
Aegis Group PLC	7,939	30,211
Afren PLC (a)	11,287	25,646
Aggreko PLC	606	22,685
Anglo American PLC	1,026	30,204
Antofagasta PLC	1,243	25,422
ARM Holdings PLC - ADR	659	18,439
AstraZeneca PLC - ADR	2,533	121,229
Aveva Group PLC	858	27,300
Aviva PLC - ADR	4,401	45,814
Babcock International Group PLC	1,521	22,805
BAE Systems PLC	9,359	49,207
Barclays PLC - ADR	6,664	92,430
Betfair Group PLC	380	4,458
BG Group PLC	6,795	137,495
BHP Billiton PLC - ADR	2,105	131,478
BP PLC - ADR	7,292	308,889
British American Tobacco PLC - ADR	638	65,484
British Sky Broadcasting Group PLC	1,825	21,905
BT Group PLC - ADR	1,038	38,614
BTG PLC (a)	1,793	9,359

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
United Kingdom - 13.8% (continued)
Bunzl PLC	572	$10,258
Cairn Energy PLC (a)	1,120	4,988
Centrica PLC	4,067	21,521
Compass Group PLC	3,238	35,794
Diageo PLC - ADR	408	45,994
Electrocomponents PLC	6,273	20,311
Experian PLC	1,419	23,627
Firstgroup PLC	5,727	22,199
G4S PLC	5,347	22,967
GKN PLC	8,810	30,633
GlaxoSmithKline PLC - ADR	1,643	75,972
Halma PLC	2,609	17,888
Hargreaves Lansdown PLC	1,641	16,690
HSBC Holdings PLC - ADR	8,336	387,291
IG Group Holdings PLC	2,943	21,228
Imperial Tobacco Group PLC	365	13,522
Informa PLC	3,547	23,108
InterContinental Hotels Group PLC - ADR	908	23,835
Investec PLC	3,917	24,250
J. Sainsbury PLC	4,540	25,515
John Wood Group PLC	1,778	23,119
Kingfisher PLC	8,761	37,453
Lloyds Banking Group PLC (a)	95,796	60,319
London Stock Exchange Group PLC	1,193	18,199
Marks & Spencer Group PLC	5,431	31,342
National Grid PLC - ADR	468	25,908
Next PLC	429	23,934
Old Mutual PLC	13,599	37,412
Pearson PLC - ADR	2,272	44,395
Premier Oil PLC (a)	3,821	22,182
Prudential PLC - ADR	2,552	66,352
Reckitt Benckiser Group PLC	320	18,437
Rentokil Initial PLC	16,366	21,549
Resolution, Ltd.	7,581	26,603
Restaurant Group PLC	2,086	12,070
Rexam PLC	3,241	22,804
Rightmove PLC	886	22,456
Rio Tinto PLC - ADR	2,672	124,943
Rolls-Royce Holdings PLC (a)	3,224	43,981
Rotork PLC	642	23,505
Royal Bank of Scotland Group PLC - ADR (a)	2,333	19,411
RSA Insurance Group PLC	7,365	13,167
SABMiller PLC	836	36,784
Sage Group PLC (The)	4,590	23,258
Schroders PLC	1,071	26,318
Serco Group PLC	2,467	23,136
Severn Trent PLC	528	14,318
Smiths Group PLC	1,489	25,013

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

	Shares	Market Value
United Kingdom - 13.8% (continued)
Spirax-Sarco Engineering PLC	638	$21,580
SSE PLC	1,633	36,747
St. James’s Place PLC	1,449	8,606
Stagecoach Group PLC	4,507	20,462
Standard Chartered PLC	5,207	117,985
Standard Life PLC	6,143	27,117
Subsea 7 SA	1,095	25,294
TalkTalk Telecom Group PLC	3,036	9,099
Tate & Lyle PLC	1,623	17,457
TESCO PLC	13,933	74,821
Tullow Oil PLC	1,210	26,843
Ultra Electronics Holdings PLC	770	19,190
Unilever PLC - ADR	836	30,531
United Utilities Group PLC	1,176	13,596
Veripos, Inc. (a)	109	304
Vodafone Group PLC - ADR	11,050	314,870
Weir Group PLC (The)	819	23,446
Whitbread PLC	701	25,711
William Hill PLC	4,749	24,330
WM Morrison Supermarkets PLC	7,849	36,190
Wolseley PLC	967	41,364
		3,920,653
United States - 0.1%
Brookfield Office Properties, Inc.	1,200	19,945
TOTAL COMMON STOCKS (Cost $17,416,913)		19,684,286

RIGHTS - 0.0%
France - 0.0%
Cie Generale De Geophysique - Veritas (a)	874	1,411

TOTAL RIGHTS (Cost $855)		1,411

MUTUAL FUNDS - 29.9%
United States - 29.9%
DFA International Small Portfolio (b)	472,474	7,096,557
DFA VA International Small portfolio (a)(b)	139,821	1,392,617

TOTAL MUTUAL FUNDS (Cost $7,606,219)		8,489,174

SHORT TERM INVESTMENTS - 0.4%
United States - 0.4%
Fidelity Institutional Government Portfolio 0.010%, 12/31/2031 (c)	124,481	124,481

TOTAL SHORT TERM INVESTMENTS (Cost $124,480)		124,481

Total Investments (Cost $25,148,467) - 99.7%		$28,299,352
Other Assets in Excess of Liabilities - 0.3%		88,058
NET ASSETS - 100.0%		$28,387,410

Symetra DFA International CORE Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited) (Continued)

Footnotes:
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Affiliated security.
(c) Rate quoted is seven-day yield at period end

The Global industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of Investments	$25,148,467
Gross Unrealized Appreciation	3,382,170
Gross Unrealized Depreciation	(231,285)
Net Unrealized Appreciation	$3,150,885

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.5%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$171,734
TOTAL INTERNATIONAL DEBTS (Cost $176,030)		171,734

U.S. GOVERNMENT AGENCIES - 37.8%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,251
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	264,228
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	159,679
TOTAL U.S. GOVERNMENT AGENCIES (Cost $749,054)		761,312

U.S. TREASURY OBLIGATIONS - 52.4%
U.S. Treasury Strip
0.000%, 02/15/2026	1,442,000	1,054,940
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,077,737)		1,054,940
	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	29,369	29,369
TOTAL SHORT-TERM INVESTMENTS (Cost $29,369)		29,369

Total Investments (Cost $2,032,190) - 100.2%		$2,017,355
Liabilities in Excess of Other Assets - (0.2)%		(4,743)
NET ASSETS - 100.0%		$2,012,612

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,032,190
Gross unrealized appreciation		12,258
Gross unrealized depreciation		(27,093)
Net unrealized depreciation		$(14,835)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.6%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$171,734
TOTAL INTERNATIONAL DEBT (Cost $176,030)		171,734

U.S. GOVERNMENT AGENCIES - 38.2%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,250
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	264,228
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	161,047
TOTAL U.S. GOVERNMENT AGENCIES (Cost $751,611)		762,679

U.S. TREASURY OBLIGATIONS - 52.1%
U.S. Treasury Strip
0.000%, 02/15/2030	1,653,000	1,039,408
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,068,058)		1,039,408
	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	30,888	30,888
TOTAL SHORT-TERM INVESTMENTS (Cost $30,888)		30,888

Total Investments (Cost $2,026,587) - 100.4%		$2,004,709
Liabilities in Excess of Other Assets - (0.4)%		(7,787)
NET ASSETS - 100.0%		$1,996,922

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,026,587
Gross unrealized appreciation		11,209
Gross unrealized depreciation		(33,087)
Net unrealized depreciation		$(21,878)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.6%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$171,734
TOTAL INTERNATIONAL DEBT (Cost $176,030)		171,734

U.S. GOVERNMENT AGENCIES - 38.2%
Federal Farm Credit Bank
4.600%, 06/08/2037	215,000	257,782
Federal Home Loan Bank
5.500%, 07/15/2036	130,000	180,787
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	161,047
TOTAL U.S. GOVERNMENT AGENCIES (Cost $751,388)		760,770

U.S. TREASURY OBLIGATIONS - 52.1%
U.S. Treasury Strip
0.000%, 02/15/2034	1,906,000	1,037,731
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,069,998)		1,037,731
	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	30,728	30,728
TOTAL SHORT-TERM INVESTMENTS (Cost $30,728)		30,728

Total Investments (Cost $2,028,144) - 100.4%		$2,000,963
Liabilities in Excess of Other Assets - (0.4)%		(7,503)
NET ASSETS - 100.0%		$1,993,460

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,028,144
Gross unrealized appreciation		9,523
Gross unrealized depreciation		(36,704)
Net unrealized depreciation		$(27,181)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.6%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$171,734
TOTAL INTERNATIONAL DEBT (Cost $176,030)		171,734

U.S. GOVERNMENT AGENCIES - 38.0%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,251
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	264,228
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	159,679
TOTAL U.S. GOVERNMENT AGENCIES (Cost $749,054)		761,312

U.S. TREASURY OBLIGATIONS - 52.2%
U.S. Treasury Strip
0.000%, 02/15/2029	1,602,000	1,044,429
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,069,527)		1,044,429
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	28,529	28,529
TOTAL SHORT-TERM INVESTMENTS (Cost $28,529)		28,529

Total Investments (Cost $2,023,140) - 100.2%		$2,006,004
Liabilities in Excess of Other Assets - (0.2)%		(4,747)
NET ASSETS - 100.0%		$2,001,257

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,023,140
Gross unrealized appreciation		12,258
Gross unrealized depreciation		(29,394)
Net unrealized depreciation		$(17,136)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.6%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$171,734
TOTAL INTERNATIONAL DEBT (Cost $176,030)		171,734

U.S. GOVERNMENT AGENCIES - 38.1%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,251
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	264,228
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	159,679
TOTAL U.S. GOVERNMENT AGENCIES (Cost $749,054)		761,312

U.S. TREASURY OBLIGATIONS - 52.1%
U.S. Treasury Strip
0.000%, 02/15/2033	1,841,000	1,039,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,071,303)		1,039,688
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	28,507	28,507
TOTAL SHORT TERM INVESTMENTS (Cost $28,507)		28,507

Total Investments (Cost $2,024,894) - 100.2%		$2,001,241
Liabilities in Excess of Other Assets - (0.2)%		(4,746)
NET ASSETS - 100.0%		$1,996,495

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,024,894
Gross unrealized appreciation		12,258
Gross unrealized depreciation		(35,911)
Net unrealized depreciation		$(23,653)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 17.6%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,927
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 04/18/2036	190,000	90,389
Province of British Columbia (a)
7.250%, 09/01/2036	105,000	171,734
TOTAL INTERNATIONAL DEBT (Cost $358,500)		351,050

U.S. GOVERNMENT AGENCIES - 29.6%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	266,433
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	161,047
TOTAL U.S. GOVERNMENT AGENCIES (Cost $577,725)		588,634

U.S. TREASURY OBLIGATIONS - 51.8%
U.S. Treasury Strip
0.000%, 02/15/2036	2,032,000	1,032,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,087,587)		1,032,344
	Shares
SHORT-TERM INVESTMENTS - 1.3%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	26,432	26,432
TOTAL SHORT-TERM INVESTMENTS (Cost $26,432)		26,432

Total Investments (Cost $2,050,244) - 100.3%		$1,998,460
Liabilities in Excess of Other Assets - (0.3)%		(6,048)
NET ASSETS - 100.0%		$1,992,412

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,050,244
Gross unrealized appreciation		11,050
Gross unrealized depreciation		(62,834)
Net unrealized depreciation		$(51,784)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 17.7%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,927
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	91,659
Province of British Columbia (a)
7.250%, 09/01/2036	105,000	171,734
TOTAL INTERNATIONAL DEBT (Cost $357,338)		352,320

U.S. GOVERNMENT AGENCIES - 29.6%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	266,433
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	161,047
TOTAL U.S. GOVERNMENT AGENCIES (Cost $577,725)		588,634

U.S. TREASURY OBLIGATIONS - 51.8%
U.S. Treasury Strip
0.000%, 02/15/2040	2,339,000	1,032,753
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,097,971)		1,032,753
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	24,038	24,038
TOTAL SHORT-TERM INVESTMENTS (Cost $24,039)		24,038

Total Investments (Cost $2,057,073) - 100.3%		$1,997,745
Liabilities in Excess of Other Assets - (0.3)%		(6,047)
NET ASSETS - 100.0%		$1,991,698

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,057,073
Gross unrealized appreciation		11,664
Gross unrealized depreciation		(70,992)
Net unrealized depreciation		$(59,328)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.6%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$171,734
TOTAL INTERNATIONAL DEBT (Cost $176,030)		171,734

U.S. GOVERNMENT AGENCIES - 38.1%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,251
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	264,228
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	159,679
TOTAL U.S. GOVERNMENT AGENCIES (Cost $749,054)		761,312

U.S. TREASURY OBLIGATIONS - 52.1%
U.S. Treasury Strip
0.000%, 02/15/2032	1,777,000	1,040,107
TOTAL U.S TREASURY OBLIGATIONS (Cost $1,070,945)		1,040,107
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	28,421	28,421
TOTAL SHORT-TERM INVESTMENTS (Cost $28,421)		28,421

Total Investments (Cost $2,024,450) - 100.2%		$2,001,574
Liabilities in Excess of Other Assets - (0.2)%		(4,746)
NET ASSETS - 100.0%		$1,996,828

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,024,450
Gross unrealized appreciation		12,259
Gross unrealized depreciation		(35,135)
Net unrealized depreciation		$(22,876)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 7.7%
Province of British Columbia (a)
7.250%, 09/01/2036	$94,000	$153,743
TOTAL INTERNATIONAL DEBT (Cost $157,589)		153,743

U.S. GOVERNMENT AGENCIES - 39.4%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	266,433
Federal Home Loan Bank
5.500%, 07/15/2036	130,000	180,788
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
4.625%, 09/15/2060	143,000	175,934
TOTAL U.S. GOVERNMENT AGENCIES (Cost $772,161)		784,309

U.S. TREASURY OBLIGATIONS - 51.8%
U.S. Treasury Strip
0.000%, 02/15/2035	1,968,000	1,031,039
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,088,012)		1,031,039
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Inveso Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	28,463	28,463
TOTAL SHORT-TERM INVESTMENTS (Cost $28,463)		28,463

Total Investments (Cost $2,046,225) - 100.3%		$1,997,554
Liabilities in Excess of Other Assets - (0.3)%		(5,939)
NET ASSETS - 100.0%		$1,991,615

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,046,225
Gross unrealized appreciation		15,461
Gross unrealized depreciation		(64,132)
Net unrealized depreciation		$(48,671)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.8%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,927
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	91,659
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	153,743
TOTAL INTERNATIONAL DEBT (Cost $338,897)		334,329

U.S. GOVERNMENT AGENCIES - 30.0%
Federal Farm Credit Bank
4.060%, 04/03/2040	161,000	182,535
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	253,443
TOTAL U.S. GOVERNMENT AGENCIES (Cost $593,072)		597,132

U.S. TREASURY OBLIGATIONS - 52.4%
U.S. Treasury Strip
0.000%, 02/15/2037	2,128,000	1,042,073
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,074,017)		1,042,073
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	24,071	24,071
TOTAL SHORT-TERM INVESTMENTS (Cost $24,071)		24,071

Total Investments (Cost $2,030,057) - 100.4%		$1,997,605
Liabilities in Excess of Other Assets - (0.4)%		(7,467)
NET ASSETS - 100.0%		$1,990,138

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,030,057
Gross unrealized appreciation		9,446
Gross unrealized depreciation		(41,898)
Net unrealized depreciation		$(32,452)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 13.6%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$163,000	$178,953
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	91,658
TOTAL INTERNATIONAL DEBT (Cost $272,686)		270,611

U.S. GOVERNMENT AGENCIES - 33.6%
Federal Farm Credit Bank
4.060%, 04/03/2040	145,000	164,395
Federal Home Loan Bank
5.500%, 07/15/2036	65,000	90,394
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	253,443
TOTAL U.S. GOVERNMENT AGENCIES (Cost $663,465)		669,386

U.S. TREASURY OBLIGATIONS - 52.0%
U.S. Treasury Strip
0.000%, 02/15/2041	2,425,000	1,034,583
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,072,566)		1,034,583
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	21,679	21,679
TOTAL SHORT-TERM INVESTMENTS (Cost $21,679)		21,679

Total Investments (Cost $2,030,396) - 100.3%		$1,996,259
Liabilities in Excess of Other Assets - (0.3)%		(6,240)
NET ASSETS - 100.00%		$1,990,019

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,030,396
Gross unrealized appreciation		11,306
Gross unrealized depreciation		(45,443)
Net unrealized depreciation		$(34,137)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.8%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,927
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	91,659
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	153,743
TOTAL INTERNATIONAL DEBT (Cost $338,897)		334,329

U.S. GOVERNMENT AGENCIES - 30.5%
Federal Farm Credit Bank
4.060%, 04/03/2040	162,000	183,669
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
5.250%, 09/15/2039	197,000	262,200
TOTAL U.S. GOVERNMENT AGENCIES (Cost $598,391)		607,023

U.S. TREASURY OBLIGATIONS - 51.6%
U.S. Treasury Strip
0.000, 02/15/2038	2,176,000	1,027,856
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,088,370)		1,027,856
	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	28,860	28,860
TOTAL SHORT-TERM INVESTMENTS (Cost $28,860)		28,860

Total Investments (Cost $2,054,518) - 100.4%		$1,998,068
Liabilities in Excess of Other Assets - (0.4)%		(7,403)
NET ASSETS - 100.0%		$1,990,665

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,054,518
Gross unrealized appreciation		9,476
Gross unrealized depreciation		(65,926)
Net unrealized depreciation		$(56,450)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.8%
Inter-American Development Bank (a)
3.875%, 10/28/2041	81,000	$88,927
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	91,659
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	153,743
TOTAL INTERNATIONAL DEBT (Cost $338,897)		334,329

U.S. GOVERNMENT AGENCIES - 30.1%
Federal Farm Credit Bank
4.060%, 04/03/2040	162,000	183,669
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	253,443
TOTAL U.S. GOVERNMENT AGENCIES (Cost $594,176)		598,266

U.S. TREASURY OBLIGATIONS - 52.3%
U.S. Treasury Strip
0.000%, 02/15/2040	2,354,000	1,039,376
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,074,327)		1,039,376
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	23,818	23,818
TOTAL SHORT-TERM INVESTMENTS (Cost $23,818)		23,818

Total Investments (Cost $2,031,218) - 100.4%		$1,995,789
Liabilities in Excess of Other Assets - (0.4)%		(7,446)
NET ASSETS - 100.0%		$1,988,343

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,031,218
Gross unrealized appreciation		9,476
Gross unrealized depreciation		(44,905)
Net unrealized depreciation		$(35,429)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal Amount	Market Value
INTERNATIONAL DEBT - 13.6%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$163,000	$178,953
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	91,659
TOTAL INTERNATIONAL DEBT (Cost $272,686)		270,612

U.S. GOVERNMENT AGENCIES - 33.7%
Federal Farm Credit Bank
4.060%, 04/03/2040	145,000	164,395
Federal Home Loan Bank
5.500%, 07/15/2036	65,000	90,394
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	161,154
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	253,443
TOTAL U.S. GOVERNMENT AGENCIES (Cost $663,465)		669,386

U.S. TREASURY OBLIGATIONS - 51.9%
U.S. Treasury Strip
0.000%, 02/15/2042	2,509,000	1,028,740
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,072,945)		1,028,740
	Shares
SHORT-TERM INVESTMENTS - 1.1%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	21,703	21,703
TOTAL SHORT-TERM INVESTMENTS (Cost $21,703)		21,703

Total Investments (Cost $2,030,799) - 100.3%		$1,990,441
Liabilities in Excess of Other Assets - (0.3)%		(6,237)
NET ASSETS - 100.0%		$1,984,204

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows*:

Cost of investments		$2,030,799
Gross unrealized appreciation		11,307
Gross unrealized depreciation		(51,665)
Net unrealized depreciation		$(40,358)

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

Symetra Mutual Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 21, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 19 series (each, a “Fund” and collectively, the “Funds”), each representing a separate investment portfolio.  The Board of Trustees (the “Board”) may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Funds commenced operations on May 30, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Market value is used for portfolio securities for which market quotations are readily available; other securities and assets are valued in good faith under procedures adopted by the Board.

Securities primarily traded on any U.S. or Foreign Exchange or the National Association of Securities Dealers (“NASDAQ”) for which market quotations are readily available are valued using the last sale price on that exchange or the official closing price on NASDAQ.  If the official closing price is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over the Counter (“OTC”) securities which are not traded on an exchange are valued at the last sales price.

Short-term debt securities with a remaining maturity of sixty (60) days or less are valued at the amortized cost method, which approximates market value.  Debt securities with a remaining maturity of more than 60 days are valued at the evaluated mean which is obtained from an independent pricing service.

In the case of securities of foreign issuers, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of securities of foreign issuers when foreign markets open on the following business day.  If such events occur, a Fund will value securities of foreign issuers at fair value, taking into account such events, in calculating the NAV.

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

C. Security Transactions, Investment Income and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities sold. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

D. When-Issued and Delayed Delivery Securities and Forward Commitments.  Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis.  When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment.  The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.  While a Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable.  At the time a Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value.  At the time of delivery of the securities, the value may be more or less than the purchase or sale price.  An increase in the percentage of a Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

E. Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

During the period ended September 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Funds did not incur any interest or tax penalties.

F. Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

G. Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

NOTE 3 – INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

Certain of the Funds’ investments are in securities that are considered affiliates because the Fund is under common control with the investment held.  Transactions during the period in securities of these companies were as follows:

Symetra DFA U.S. CORE Equity Fund
	Current Period Transactions
	Market Value 5/30/2012	Purchases at Cost	Dividend Income	Market Value 9/30/2012
DFA U.S. Small Cap Portfolio	$-	$5,032,428	$32,428	$5,524,721

Symetra DFA International CORE Equity Fund
	Current Period Transactions
	Market Value 5/30/2012	Purchases at Cost	Dividend Income	Market Value 9/30/2012
DFA International Small Cap Value Portfolio	$-	$6,356,219	$106,219	$7,096,557
DFA VA International Small Portfolio	-	1,250,000	-	1,392,617
	$-	$7,606,219	$106,219	$8,489,174

NOTE 4 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.  Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The valuation techniques and significant inputs used in determining fair values of financial instruments classified

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

as Level 1 and Level 2 of the fair value hierarchy are as follows:
Common stocks that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, sovereign issues and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, mortgage-based yield spreads for each tranche, current market data and incorporate deal collateral performance as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.  These investments are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.  Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.  Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would initiate fair value pricing of the foreign securities.  Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.  For this reason, significant events will cause movement between Levels 1 and 2.  The following tables present by Fund the fair value of financial instruments classified by the valuation hierarchy described above.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

Symetra DoubleLine® Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Agency Mortgage Backed Securities	$-	$5,635,357	$-	$5,635,357
Non-Agency Collateralized Mortgage Obligations	-	4,489,377	-	4,489,377
Total Fixed Income	-	10,124,734	-	10,124,734
Short Term Investments	601,291	-	-	601,291
Total Investments in Securities	$601,291	$10,124,734	$-	$10,726,025

Symetra DoubleLine® Emerging Markets Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Foreign Corporate Bonds	$-	$8,828,428	$-	$8,828,428
Foreign Government Bonds	-	1,381,695	-	1,381,695
Domestic Corporate Bonds	-	-	-	-
Total Fixed Income	-	10,210,123	-	10,210,123
Short Term Investments	53,458	-	-	53,458
Total Investments in Securities	$53,458	$10,210,123	$-	$10,263,581

Symetra Yacktman Focused Fund	Level 1	Level 2		Level 3	Total
Equity
Common Stocks	$5,205,174	$		$-	$5,205,174
Rights	158				158
Total Equity	5,205,332			-	5,205,332
Fixed Income
Treasury Bills			262,974
Total Fixed Income			262,974
Short Term Investments	637,718		-	-	637,718
Total Investments in Securities	$5,843,050		$262,974	$-	$6,106,024

Symetra DFA U.S. CORE Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$21,801,986	$-	$-	$21,801,986
Mutual Funds	5,524,721	-	-	5,524,721
Total Equity	27,326,707	-	-	27,326,707
Short Term Investments	155,755	-	-	155,755
Total Investments in Securities	$27,482,462	$-	$-	$27,482,462

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

Symetra DFA International CORE Equity Fund	Level 1	Level 2	Level 3		Total
Equity
Common Stocks	$4,934,107	$14,750,179	$		$19,684,286
Mutual Funds	8,489,174	-		-	8,489,174
Rights	1,411	-		-	1,411
Total Equity	13,424,692	14,750,179			28,174,871
Short Term Investments	124,481	-		-	124,481
Total Investments in Securities	$13,549,173	$14,750,179		$-	$28,299,352

Symetra Pension Reserve Fund – 2016 (b. 1942-1947)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$171,734	$-	$171,734
U.S. Government Agencies	-	761,312	-	761,312
U.S. Treasury Obligations	-	1,054,940	-	1,054,940
Total Fixed Income	-	1,987,986	-	1,987,986
Short Term Investments	29,369	-	-	29,369
Total Investments in Securities	$29,369	$1,987,986	$-	$2,017,355

Symetra Pension Reserve Fund – 2020 (b. 1942-1947)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$171,734	$-	$171,734
U.S. Government Agencies	-	762,679	-	762,679
U.S. Treasury Obligations	-	1,039,408	-	1,039,408
Total Fixed Income	-	1,973,821	-	1,973,821
Short Term Investments	30,888	-	-	30,888
Total Investments in Securities	$30,888	$1,973,821	$-	$2,004,709

Symetra Pension Reserve Fund – 2024 (b. 1942-1947)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$171,734	$-	$171,734
U.S. Government Agencies	-	760,770	-	760,770
U.S. Treasury Obligations	-	1,037,731	-	1,037,731
Total Fixed Income	-	1,970,235	-	1,970,235
Short Term Investments	30,728	-	-	30,728
Total Investments in Securities	$30,728	$1,970,235	$-	$2,000,963

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

Symetra Pension Reserve Fund – 2016 (b. 1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$171,734	$-	$171,734
U.S. Government Agencies	-	761,312	-	761,312
U.S. Treasury Obligations	-	1,044,429	-	1,044,429
Total Fixed Income	-	1,977,475	-	1,977,475
Short Term Investments	28,529	-	-	28,529
Total Investments in Securities	$28,529	$1,977,475	$-	$2,006,004

Symetra Pension Reserve Fund – 2020 (b. 1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$171,734	$-	$171,734
U.S. Government Agencies	-	761,312	-	761,312
U.S. Treasury Obligations	-	1,039,688	-	1,039,688
Total Fixed Income	-	1,972,734	-	1,972,734
Short Term Investments	28,507	-	-	28,507
Total Investments in Securities	$28,507	$1,972,734	$-	$2,001,241

Symetra Pension Reserve Fund – 2024 (b. 1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$351,050	$-	$351,050
U.S. Government Agencies	-	588,634	-	588,634
U.S. Treasury Obligations	-	1,032,344	-	1,032,344
Total Fixed Income	-	1,972,028	-	1,972,028
Short Term Investments	26,432	-	-	26,432
Total Investments in Securities	$26,432	$1,972,028	$-	$1,998,460

Symetra Pension Reserve Fund – 2028 (b. 1948-1952)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$352,320	$-	$352,320
U.S. Government Agencies	-	588,634	-	588,634
U.S. Treasury Obligations	-	1,032,753	-	1,032,753
Total Fixed Income	-	1,973,707	-	1,973,707
Short Term Investments	24,038	-	-	24,038
Total Investments in Securities	$24,038	$1,973,707	$-	$1,997,745

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

Symetra Pension Reserve Fund – 2016 (b. 1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$171,734	$-	$171,734
U.S. Government Agencies	-	761,312	-	761,312
U.S. Treasury Obligations	-	1,040,107	-	1,040,107
Total Fixed Income	-	1,973,153	-	1,973,153
Short Term Investments	28,421	-	-	28,421
Total Investments in Securities	$28,421	$1,973,153	$-	$2,001,574

Symetra Pension Reserve Fund – 2020 (b. 1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$153,743	$-	$153,743
U.S. Government Agencies	-	784,309	-	784,309
U.S. Treasury Obligations	-	1,031,039	-	1,031,039
Total Fixed Income	-	1,969,091	-	1,969,091
Short Term Investments	28,463	-	-	28,463
Total Investments in Securities	$28,463	$1,969,091	$-	$1,997,554

Symetra Pension Reserve Fund – 2024 (b. 1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$334,329	$-	$334,329
U.S. Government Agencies	-	597,132	-	597,132
U.S. Treasury Obligations	-	1,042,073	-	1,042,073
Total Fixed Income	-	1,973,534	-	1,973,534
Short Term Investments	24,071	-	-	24,071
Total Investments in Securities	$24,071	1,973,534	$-	$1,997,605

Symetra Pension Reserve Fund – 2028 (b. 1953-1957)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$270,611	$-	$270,611
U.S. Government Agencies	-	669,386	-	669,386
U.S. Treasury Obligations	-	1,034,583	-	1,034,583
Total Fixed Income	-	1,974,580	-	1,974,580
Short Term Investments	21,679	-	-	21,679
Total Investments in Securities	$21,679	$1,974,580	$-	$1,996,259

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
September 30, 2012 (Unaudited) (Continued)

Symetra Pension Reserve Fund – 2020 (b. 1958-1962)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$334,329	$-	$334,329
U.S. Government Agencies	-	607,023	-	607,023
U.S. Treasury Obligations	-	1,027,856	-	1,027,856
Total Fixed Income	-	1,969,208	-	1,969,208
Short Term Investments	28,860	-	-	28,860
Total Investments in Securities	$28,860	$1,969,208	$-	$1,998,068

Symetra Pension Reserve Fund – 2024 (b. 1958-1962)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$334,329	$-	$334,329
U.S. Government Agencies	-	598,266	-	598,266
U.S. Treasury Obligations	-	1,039,376	-	1,039,376
Total Fixed Income	-	1,971,971	-	1,971,971
Short Term Investments	23,818	-	-	23,818
Total Investments in Securities	$23,818	$1,971,971	$-	$1,995,789

Symetra Pension Reserve Fund – 2028 (b. 1958-1962)	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$270,612	$-	$270,612
U.S. Government Agencies	-	669,386	-	669,386
U.S. Treasury Obligations	-	1,028,740	-	1,028,740
Total Fixed Income	-	1,968,738	-	1,968,738
Short Term Investments	21,703	-	-	21,703
Total Investments in Securities	$21,703	$1,968,738	$-	$1,990,441

There we no transfers between Level 1, Level 2, or Level 3 during the period.

NOTE 5 – SUBSEQUENT EVENTS

The Funds follow authoritative standards of accounting for disclosure of events that occur after the balance sheet date but before financial statements are issued.  These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such estimate cannot be made.  The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symetra Mutual Funds Trust

By	/s/ Daniel R. Guilbert
Daniel R. Guilbert, President and Chief Executive Officer

Date	11/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Guilbert
Daniel R. Guilbert, President and Chief Executive Officer

Date	11/19/2012

By	/s/ Colleen Murphy
Colleen M. Murphy, Principal Financial and Accounting Officer

Date	11/19/2012